UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  4/30

Date of reporting period:  7/31/17

Item 1. Schedule of Investments.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Statement of Investments, July 31, 2017 (unaudited)
	Principal
	Amount	Value

Municipal Bonds 96.9%
Alabama 1.6%
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%, 9/01/42	$14,300,000	$15,944,071
Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	6,000,000	6,898,680
Alabama State Public Health Care Authority Lease Revenue, Department of Public Health Facilities,
Refunding, 5.00%, 9/01/44	17,085,000	18,945,386
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	20,000,000	21,993,600
Birmingham Water Works Board Water Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.125%, 1/01/34	5,600,000	5,927,712
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/39	5,000,000	5,301,350
Series B, 5.00%, 1/01/38	3,500,000	3,932,670
Series B, 5.00%, 1/01/43	8,000,000	8,899,040
Subordinate, Refunding, Series B, 5.00%, 1/01/43.	10,000,000	11,558,000
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30.	5,250,000	5,719,980
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37.	5,000,000	5,417,200
Chilton County Health Care Authority Limited Obligation Sales Tax Revenue, Chilton County Hospital
Project, Series A, 5.00%, 11/01/40	8,425,000	8,962,515
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18, Series B,
Pre-Refunded, 5.50%, 9/01/33	18,500,000	19,406,500
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty,
Pre-Refunded, 5.125%, 4/01/38	10,865,000	11,168,241
Limestone County Water and Sewer Authority Water Revenue, BAM Insured, 5.00%, 12/01/45	10,500,000	11,752,545
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	11,300,000	12,733,405
Phenix City Water and Sewer Revenue,
wts., Refunding, Series A, BAM Insured, 5.00%, 8/15/27	2,900,000	3,395,668
wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,790,837
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, Pre-
Refunded, 6.75%, 7/01/38	15,000,000	15,794,250
		202,541,650
Alaska 0.8%
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%,
7/01/21	5,000	5,021
Alaska Municipal Bond Bank Authority Revenue,
Refunding, Series 3, 5.25%, 10/01/36	16,045,000	18,798,322
Refunding, Series 3, 5.00%, 10/01/39	12,950,000	14,568,880
Alaska State Industrial Development and Export Authority Revenue, Providence Health and Services,
Series A, 5.00%, 10/01/40	10,000,000	10,899,200
Alaska State International Airports Revenue, Series C, 5.00%, 10/01/33	12,565,000	13,790,841
Anchorage Electric Revenue, senior lien, Refunding, Series A, 5.00%, 12/01/41	8,875,000	9,997,155
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured
Guaranty, Pre-Refunded, 6.00%, 9/01/32	30,000,000	33,076,500
		101,135,919
Arizona 2.6%
Arizona Board of Regents Arizona State University System Revenue, Series C, 5.00%, 7/01/42	9,000,000	10,443,960
Arizona Board of Regents University of Arizona Revenue, Stimulus Plan for Economic and Educational
Development, 5.00%, 8/01/44	10,000,000	11,213,200
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,245,450
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/27	14,440,000	15,619,892
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	10,872,500
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,401,800

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Arizona State COP, (continued)
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/27	$8,000,000	$8,778,240
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%, 7/01/27	15,000,000	16,324,200
Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C, 5.00%,
7/01/38	15,500,000	17,391,000
Lake Havasu Wastewater System Revenue, senior lien, Refunding, Series B, AGMC Insured, 5.00%,
7/01/40	15,000,000	17,109,750
Maricopa County IDA Senior Living Facilities Revenue, Christian Care Retirement Apartments Inc.
Project, Refunding, Series A, 5.00%, 1/01/36.	5,000,000	5,577,000
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	10,784,600
Mesa Utility Systems Revenue, 4.00%, 7/01/36	19,000,000	20,146,460
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	24,000,000	26,398,080
senior lien, Series A, 5.00%, 7/01/33	28,000,000	28,999,880
Phoenix Civic Improvement Corp. Distribution Revenue,
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/32	6,000,000	7,601,520
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/34	5,000,000	6,386,650
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/35	9,860,000	12,822,536
Phoenix Civic Improvement Corp. Water System Revenue,
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/32	21,095,000	22,713,197
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/34	10,000,000	10,767,100
Pima County IDA Lease Revenue, Clark County Detention Facility Project, 5.00%, 9/01/39.	20,000,000	20,401,000
Pima County Sewer System Revenue, Obligations, AGMC Insured, Pre-Refunded, 5.00%, 7/01/25	7,000,000	7,782,110
Pinal County Electrical District No. 3 Electric System Revenue, Pre-Refunded, 5.25%, 7/01/36	10,000,000	11,571,800
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River
Project, Series A, Pre-Refunded, 5.00%, 1/01/38	10,000,000	10,169,400
		324,521,325
Arkansas 0.3%
Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA Insured,
Pre-Refunded, 5.00%, 10/01/35	5,230,000	5,263,158
University of Arkansas Revenue,
Athletic Facilities, Fayetteville Campus, Series A, 5.00%, 9/15/36	8,330,000	9,802,578
[a] Various Facilities, Fayetteville Campus, 5.00%, 11/01/47	6,500,000	7,626,450
Various Facilities, Fayetteville Campus, Series B, 5.00%, 11/01/37	3,100,000	3,552,135
Various Facilities, Fayetteville Campus, Series B, 5.00%, 11/01/42	9,360,000	10,638,295
		36,882,616
California 12.2%
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/28	24,000,000	25,634,880
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/34	20,250,000	20,805,255
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/34	9,530,000	10,179,184
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/39	14,000,000	14,383,880
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.50%, 4/01/43	30,000,000	30,921,300
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic
Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	31,482,990
California State Economic Recovery GO, Series A, Pre-Refunded, 5.25%, 7/01/21	28,580,000	30,935,850
California State Educational Facilities Authority Revenue, Carnegie Institution of Washington,
Refunding, Series A, 5.00%, 7/01/40	24,525,000	26,909,320
California State GO,
Refunding, NATL Insured, 5.00%, 10/01/32	20,000	20,056
Various Purpose, 6.00%, 5/01/18.	175,000	177,237
Various Purpose, 5.90%, 4/01/23.	1,200,000	1,209,456

|2

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State GO, (continued)
Various Purpose, 5.00%, 10/01/29.	$15,000,000	$16,232,250
Various Purpose, 6.00%, 4/01/38.	100,000,000	108,076,000
Various Purpose, 6.00%, 11/01/39.	25,000,000	27,702,000
Various Purpose, 5.25%, 11/01/40.	50,000,000	55,982,500
Various Purpose, AGMC Insured, 6.00%, 4/01/38	30,000,000	32,422,800
Various Purpose, FGIC Insured, 6.00%, 5/01/20	850,000	860,676
Various Purpose, Pre-Refunded, 5.25%, 3/01/38	13,135,000	13,472,701
Various Purpose, Refunding, 5.25%, 3/01/30	30,000,000	33,090,900
Various Purpose, Refunding, 6.00%, 3/01/33	12,000,000	13,500,120
Various Purpose, Refunding, 5.25%, 3/01/38	6,865,000	7,018,089
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	27,646,250
California State Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,611,100
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,883,120
California State Public Works Board Lease Revenue,
Department of Education, Riverside Campus Project, Series B, 6.125%, 4/01/28	2,740,000	2,966,434
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded,
6.00%, 4/01/27	3,980,000	4,316,628
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded,
6.125%, 4/01/29	5,000,000	5,433,200
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	20,581,020
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	14,096,750
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/28	13,030,000	14,980,330
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/29	21,000,000	24,082,170
Various Capital Projects, Series G, Subseries G-1, Assured Guaranty, 5.25%, 10/01/24.	5,000,000	5,457,650
Various Capital Projects, Series I, Pre-Refunded, 6.125%, 11/01/29	29,300,000	32,686,494
California State University Revenue, Systemwide, Series A, AGMC Insured, Pre-Refunded, 5.00%,
11/01/39	10,000,000	10,311,800
California Statewide CDA, PCR, Refunding, 4.50%, 9/01/29	14,830,000	15,977,249
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 3/01/37	9,800,000	10,125,654
St. Joseph Health System, Series B, FGIC Insured, Pre-Refunded, 5.75%, 7/01/47	5,000,000	5,221,850
St. Joseph Health System, Series E, AGMC Insured, Pre-Refunded, 5.25%, 7/01/47	10,000,000	10,398,400
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured
Guaranty, Pre-Refunded, 5.375%, 8/01/34.	25,000,000	27,180,500
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, zero cpn.,
8/01/39	7,500,000	3,198,825
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, zero cpn.
to 8/01/17, 6.20% thereafter, 8/01/29	3,250,000	4,439,207
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, zero cpn.
to 8/01/17, 6.80% thereafter, 8/01/39	8,500,000	11,545,295
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, Pre-
Refunded, 5.25%, 8/01/35	23,800,000	25,817,050
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter,
1/15/30	15,475,000	13,935,547
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	20,000,000	17,355,000
Refunding, Series A, 5.75%, 1/15/46	25,000,000	28,735,500
Refunding, Series A, 6.00%, 1/15/49	20,000,000	23,214,600
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation,
Election of 2002, Series D, Pre-Refunded, zero cpn., 8/01/39	45,000,000	10,264,050

|3

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Jefferson UHSD San Mateo County GO,
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/35.	$10,500,000	$3,179,715
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/40.	10,000,000	2,000,000
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/41.	13,590,000	2,499,473
Los Angeles Community College District GO, Election of 2008, Series C, Pre-Refunded, 5.25%,
8/01/39	30,000,000	33,704,700
Los Angeles County Revenue, TRAN, Refunding, 5.00%, 6/29/18	49,000,000	50,864,940
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	25,485,000	27,943,793
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	50,000,000	54,824,000
Los Angeles Department of Water and Power Revenue, Power System, Series B, 5.00%, 7/01/31	20,000,000	23,573,200
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	40,766,555
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/34 .	5,000,000	5,423,750
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	17,942,375
New Haven USD,
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/31.	2,055,000	1,289,122
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/32.	7,830,000	4,702,150
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/33.	7,660,000	4,397,529
Placentia-Yorba Linda USD, GO, Orange County, Election of 2008, Series A, Pre-Refunded, 5.25%,
8/01/32	24,490,000	25,552,376
Pomona USD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded,
5.00%, 8/01/29.	5,585,000	6,030,851
Rialto USD, GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn., 8/01/36	20,000,000	9,934,400
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured
Guaranty, 5.75%, 8/01/29	13,315,000	14,450,237
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/33	16,355,000	16,885,066
San Diego Public Facilities Financing Authority Water Revenue, Series B, Pre-Refunded, 5.375%,
8/01/34	15,000,000	16,308,300
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/31 .	10,000,000	10,652,000
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, senior lien, ETM, zero cpn., 1/01/23	7,000,000	6,477,100
senior lien, Refunding, Series A, 5.00%, 1/15/34	50,000,000	56,099,000
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Refunding, Series D, Assured
Guaranty, 5.00%, 8/01/22	10,000,000	10,029,600
San Mateo UHSD,
GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70%
thereafter, 9/01/41	20,000,000	16,750,800
GO, Capital Appreciation, Election of 2010, Series A, zero cpn. to 9/01/28, 6.45% thereafter,
9/01/33	6,065,000	4,783,951
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn.
to 8/01/26, 6.625% thereafter, 8/01/42.	50,000,000	42,465,500
Santa Ana USD,
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero
cpn., 8/01/35	10,000,000	5,052,700
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero
cpn., 8/01/36	18,865,000	9,091,798
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero
cpn., 8/01/37	10,000,000	4,610,500
Santa Clara County GO, Election of 2008, Series A, 5.00%, 8/01/34	25,000,000	26,969,750
Upland USD, GO, San Bernardino County, Election of 2008, Series B, Pre-Refunded, zero cpn.,
8/01/39	50,075,000	13,565,317
Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	3,000,000	3,193,530

|4

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
West Contra Costa USD,
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/29	$10,000,000	$6,922,600
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/30	20,845,000	13,781,255
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/31	20,000,000	12,633,000
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/32	10,730,000	6,415,252
Whittier UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, Series A,
zero cpn., 8/01/34	20,000,000	7,596,200
		1,504,841,502
Colorado 2.3%
Aurora Water Improvement Revenue,
first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/32	10,000,000	10,000,000
first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/36	41,235,000	41,235,000
first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/39	26,930,000	26,930,000
Colorado Health Facilities Authority Revenue,
Catholic Health Initiatives, Series C-7, AGMC Insured, Pre-Refunded, 5.00%, 9/01/36	20,000,000	20,608,200
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/41	5,000,000	5,674,800
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/44	10,200,000	11,534,772
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45	10,000,000	10,784,400
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	20,000,000	21,109,800
Hospital, Adventist Health System Sunbelt Obligated Group, Refunding, Series A, 5.00%,
11/15/41	30,505,000	34,529,220
Valley View Hospital Assn. Project, Refunding, 5.50%, 5/15/28	4,920,000	5,058,104
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	7,000,000	7,177,310
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
Pre-Refunded, 5.50%, 11/01/27	10,000,000	10,564,000
Denver City and County Airport System Revenue,
Series C, NATL Insured, ETM, 6.125%, 11/15/25	3,590,000	4,458,493
Series C, NATL Insured, Pre-Refunded, 6.125%, 11/15/25	4,410,000	4,428,522
Subordinate, Series B, 5.25%, 11/15/33	16,405,000	19,431,394
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported, Improvement,
Assured Guaranty, Pre-Refunded, 6.25%, 12/01/30	6,000,000	6,719,940
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	28,458,000
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/32	10,000,000	11,654,300
University of Colorado Enterprise Revenue, Series A, Pre-Refunded, 5.375%, 6/01/32.	3,500,000	3,777,935
		284,134,190
Connecticut 0.0%†
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program,
Series G, Assured Guaranty, Pre-Refunded, 6.00%, 7/01/38	5,000,000	5,230,800
District of Columbia 2.6%
District of Columbia Ballpark Revenue,
Series B-1, BHAC Insured, 5.00%, 2/01/24	12,120,000	12,163,995
Series B-1, BHAC Insured, 5.00%, 2/01/25	7,000,000	7,025,340
Series B-1, BHAC Insured, 5.00%, 2/01/26	9,950,000	9,985,820
District of Columbia Hospital Revenue,
Children’s Hospital Obligated Group Issue, Refunding, 5.00%, 7/15/40	6,830,000	7,701,508
Children’s Hospital Obligated Group Issue, SubSeries 1, AGMC Insured, Pre-Refunded, 5.45%,
7/15/35	40,655,000	42,803,617
District of Columbia Income Tax Secured Revenue,
Refunding, Series A, 5.00%, 12/01/31	10,000,000	11,020,900
Series A, 5.25%, 12/01/34	11,000,000	11,984,940

|5

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
District of Columbia (continued)
District of Columbia Revenue,
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	$15,000,000	$16,408,800
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL Insured,
5.00%, 6/01/32	5,000,000	5,013,050
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn. to
4/01/18, 5.00% thereafter, 4/01/32	15,370,000	15,994,790
Medlantic/Helix Issue, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/15/38	20,000,000	20,027,400
National Academy of Sciences Project, Series A, 5.00%, 4/01/35	10,905,000	11,911,750
National Academy of Sciences Project, Series A, 5.00%, 4/01/40	16,960,000	18,469,949
National Public Radio Inc. Issue, Pre-Refunded, 5.00%, 4/01/35	7,750,000	8,538,252
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, 6.50%, 5/15/33	30,490,000	34,719,268
District of Columbia University Revenue, Georgetown University Issue, Series D, Pre-Refunded, 5.50%,
4/01/36	5,000,000	5,263,800
District of Columbia Water and Sewer Authority Public Utility Revenue, senior lien, Series A, Pre-
Refunded, 6.00%, 10/01/35	8,000,000	8,472,960
Metropolitan Washington Airports Authority Airport System Revenue,
Refunding, Series A, 5.375%, 10/01/29	5,000,000	5,247,050
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,551,300
Refunding, Series C, 5.25%, 10/01/27	10,745,000	11,287,408
Series A, 5.00%, 10/01/39	5,000,000	5,536,600
Series C, 5.00%, 10/01/26	10,235,000	10,719,730
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Convertible Capital
Appreciation, second senior lien, Series C, Assured Guaranty, 6.50%, 10/01/41	25,000,000	32,404,250
		318,252,477
Florida 5.7%
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B,
Pre-Refunded, 7.00%, 4/01/39	6,500,000	7,139,600
Brevard County Local Option Fuel Tax Revenue,
NATL Insured, Pre-Refunded, 5.00%, 8/01/32	12,440,000	12,440,000
NATL Insured, Pre-Refunded, 5.00%, 8/01/37	25,245,000	25,245,000
Broward County HFAR,
MFH, Heron Pointe Apartments Project, Series A, 5.65%, 11/01/22	400,000	401,552
MFH, Heron Pointe Apartments Project, Series A, 5.70%, 11/01/29	225,000	225,781
Broward County Water and Sewer Utility Revenue, Series A, Pre-Refunded, 5.25%, 10/01/34.	8,800,000	9,238,944
Cape Coral Water and Sewer Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/42.	21,510,000	23,918,905
Celebration CDD Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19	25,000	25,088
Citizens Property Insurance Corp. Revenue, Costal Account, senior secured, Series A-1, 5.00%,
6/01/20	20,000,000	22,124,200
Clearwater City Water and Sewer Revenue, Series A, Pre-Refunded, 5.25%, 12/01/39	7,000,000	7,679,350
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, AGMC Insured, 5.75%, 9/01/29	1,890,000	1,897,541
Deltona Utility System Revenue, Refunding, AGMC Insured, 5.125%, 10/01/39	5,000,000	5,751,150
Florida Gulf Coast University FICO Capital Improvement Revenue, Housing Project, Series A, NATL
Insured, 5.00%, 2/01/37	10,000,000	10,011,700
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D, 6.00%,
6/01/23	17,500,000	21,889,525
Florida State Mid-Bay Bridge Authority Revenue,
Capital Appreciation, Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/23	5,000,000	3,688,350
Capital Appreciation, Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/24	3,000,000	2,090,040
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41.	4,750,000	5,443,215
Hillsborough County Aviation Authority Revenue,
Tampa International Airport, Series A, Assured Guaranty, 5.50%, 10/01/38	5,000,000	5,243,500
Tampa International Airport, Subordinated, Refunding, Series B, 5.00%, 10/01/44	10,000,000	11,300,500

|6

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	$6,500,000	$6,721,065
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%, 7/01/28 .	17,650,000	20,355,921
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%, 4/01/37	11,000,000	11,026,620
Martin County Health Facilities Authority Hospital Revenue,
Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,175,782
Martin Memorial Medical Center, AGMC Insured, 5.50%, 11/15/42	3,800,000	4,216,100
Miami Beach RDA Tax Increment Revenue, City Center, Refunding, Series A, AGMC Insured, 5.00%,
2/01/44	12,000,000	13,391,640
Miami Beach Resort Tax Revenue, 5.00%, 9/01/40	11,000,000	12,593,020
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,008,190
Miami-Dade County Aviation Revenue,
Miami International Airport, Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36	20,000,000	21,770,600
Miami International Airport, Hub of the Americas, Refunding, Series A, Assured Guaranty, 5.25%,
10/01/33	8,625,000	8,980,436
Miami International Airport, Hub of the Americas, Series A, Assured Guaranty, Pre-Refunded,
5.25%, 10/01/38	5,640,000	5,907,900
Miami International Airport, Refunding, Series A, Assured Guaranty, 5.25%, 10/01/38	7,360,000	7,652,854
Miami International Airport, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/33	2,375,000	2,487,813
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	11,517,800
Refunding, Series A, 5.00%, 7/01/32	6,375,000	7,274,895
Series A, 5.00%, 7/01/40	30,265,000	32,963,427
Miami-Dade County GO, Building Better Communities Program, Series B-1, Pre-Refunded, 5.75%,
7/01/33	20,000,000	20,887,400
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/31	10,000,000	11,433,200
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 2/01/27	10,000,000	10,644,300
Miami-Dade County Special Obligation Revenue,
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,737,250
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	5,156,370
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,701,815
Miami-Dade County Transit System Sales Surtax Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 7/01/38	18,845,000	19,544,338
Refunding, 5.00%, 7/01/35	7,000,000	8,053,710
Miami-Dade County Water and Sewer System Revenue, Refunding, Series A, 5.00%, 10/01/42	20,000,000	22,396,000
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/39	6,000,000	6,785,280
Hospital, Orlando Health Obligated Group, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32 .	15,780,000	16,425,560
Hospital, Orlando Health Obligated Group, Series B, AGMC Insured, Pre-Refunded, 5.00%,
12/01/32	11,220,000	11,801,084
Presbyterian Retirement Communities, 5.00%, 8/01/47	14,000,000	15,196,580
Orange County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/34	15,000,000	16,329,600
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, second lien, Subordinate,
Series B, Assured Guaranty, 5.50%, 11/01/38	18,490,000	18,654,931
Orlando-Orange County Expressway Authority Revenue,
Series A, 5.00%, 7/01/40	3,005,000	3,283,654
Series A, Pre-Refunded, 5.00%, 7/01/40	1,995,000	2,214,869
Series C, Pre-Refunded, 5.00%, 7/01/40	15,000,000	16,653,150
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, Pre-Refunded, 5.50%,
10/01/28	10,000,000	10,521,600
Pensacola Airport Revenue, Refunding, 6.25%, 10/01/38	16,500,000	17,331,600
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	610,000	611,745

|7

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Port St. Lucie Utility System Revenue,
Assured Guaranty, Pre-Refunded, 5.25%, 9/01/35	$2,755,000	$2,882,612
Refunding, 4.00%, 9/01/33	4,000,000	4,250,280
Refunding, 4.00%, 9/01/34	2,500,000	2,644,300
Refunding, 4.00%, 9/01/36	4,000,000	4,211,600
Refunding, Assured Guaranty, 5.25%, 9/01/35	245,000	255,025
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Pre-
Refunded, 5.00%, 5/01/36	12,500,000	12,880,125
South Lake County Hospital District Revenue, South Lake Hospital Inc., Series A, 6.25%, 4/01/39.	5,735,000	6,099,975
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated
Group, 5.00%, 8/15/32	31,070,000	31,140,529
St. Lucie County Transportation Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/27	5,785,000	5,785,000
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000	943,695
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,194,435
Tallahassee Energy System Revenue, Refunding, NATL Insured, 5.00%, 10/01/37	20,000,000	20,133,400
Tohopekaliga Water Authority Utility System Revenue, Refunding, 5.00%, 10/01/46	5,000,000	5,679,800
Town of Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32.	8,575,000	9,706,986
		700,969,802
Georgia 4.5%
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, AGMC Insured,
5.75%, 6/15/41.	5,550,000	6,201,015
Athens-Clarke County Unified Government Water and Sewerage Revenue, Pre-Refunded, 5.50%,
1/01/38	14,500,000	15,424,520
Atlanta Airport General Revenue,
Refunding, Series C, 6.00%, 1/01/30	15,000,000	17,295,750
Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	9,955,333
The Atlanta Development Authority Revenue,
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44	3,000,000	3,481,320
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24.	6,385,000	7,337,259
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25.	6,955,000	8,058,202
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26.	5,000,000	5,827,300
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27.	5,000,000	5,818,950
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/40	30,000,000	34,928,400
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	10,545,000	11,473,065
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	7,940,000	8,634,750
Series A, Pre-Refunded, 6.25%, 11/01/34	20,000,000	22,319,600
Series B, AGMC Insured, Pre-Refunded, 5.25%, 11/01/34	19,455,000	21,280,657
Series B, AGMC Insured, Pre-Refunded, 5.375%, 11/01/39	15,060,000	16,514,947
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue,
MGC Real Estate Foundation II LLC Project, 5.00%, 7/01/33	5,000,000	5,157,250
MGC Real Estate Foundation II LLC Project, 5.25%, 7/01/38	10,000,000	10,337,900
Bulloch County Development Authority Student Housing Revenue,
Georgia Southern University Housing Foundation Four LLC Project, Assured Guaranty, 5.25%,
7/01/33	14,825,000	15,342,541
Georgia Southern University Housing Foundation Four LLC Project, Assured Guaranty, 5.375%,
7/01/39	23,075,000	23,878,702
Burke County Development Authority PCR,
Oglethorpe Power Corp. Vogtle Project, Series B, 5.50%, 1/01/33	15,000,000	15,232,200
Oglethorpe Power Corp. Vogtle Project, Series E, 7.00%, 1/01/23	25,000,000	25,582,000
Cherokee County Water and Sewerage Authority Revenue, NATL Insured, 6.90%, 8/01/18.	15,000	15,070

|8

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Clarke County Hospital Authority Revenue, Piedmont Health Care Inc. Project, Refunding, Series A,
5.00%, 7/01/46.	$10,835,000	$12,211,045
Clayton County Development Authority Student Housing and Activity Center Revenue, CSU Foundation
Real Estate I LLC Project, XLCA Insured, 5.00%, 7/01/33	11,125,000	11,154,148
[a] Cobb County Kennestone Hospital Authority Revenue, Revenue Anticipation Certificates, Wellstar
Health System, Refunding, Series A, 5.00%, 4/01/47	5,000,000	5,623,150
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.50%,
9/01/37	6,450,000	6,766,050
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia Gwinnett
College Foundation LLC Project, Pre-Refunded, 6.00%, 7/01/34	10,000,000	10,946,000
Fayette County Hospital Authority Revenue, Anticipation Certificates, Piedmont Fayette Hospital
Project, Refunding, Series A, 5.00%, 7/01/39.	11,420,000	12,745,177
Fulton County Development Authority Revenue, Piedmont Healthcare Inc. Project, Refunding, Series A,
5.00%, 7/01/46.	11,005,000	12,402,635
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia
Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/45	9,040,000	10,154,451
Georgia State GO, Series A-2, 4.00%, 2/01/36	38,510,000	42,204,649
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, Assured Guaranty, Pre-Refunded, 5.625%, 6/15/38	5,000,000	5,203,450
USG Real Estate Foundation I LLC Project, Pre-Refunded, 6.25%, 6/15/40	13,970,000	14,613,597
USG Real Estate Foundation II LLC Project, Series A, 5.50%, 6/15/34	10,000,000	10,750,700
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	3,700,000	3,943,682
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, 5.00%, 6/15/38	6,845,000	7,374,461
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%,
6/15/38	2,405,000	2,670,392
USG Real Estate Foundation III LLC Project, Series A, Pre-Refunded, 5.00%, 6/15/40	1,300,000	1,443,455
Houston County Hospital Authority Revenue, Anticipation Certificates, Houston Healthcare Project,
Pre-Refunded, 5.25%, 10/01/35	10,485,000	10,559,129
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	5,975,300
Medical Center Hospital Authority Revenue,
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Assured Guaranty,
Pre-Refunded, 6.50%, 8/01/38	10,000,000	10,547,000
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Refunding, AGMC
Insured, 5.00%, 8/01/41	7,500,000	7,988,550
Private Colleges and Universities Authority Revenue,
Emory University, Refunding, Series A, 5.00%, 9/01/41	10,000,000	11,328,400
Emory University, Refunding, Series A, 5.00%, 10/01/43	10,000,000	11,548,700
Emory University, Refunding, Series C, 5.25%, 9/01/39	21,000,000	22,681,260
Savannah EDA Revenue, SSU Community Development I LLC Project, Assured Guaranty, 5.75%,
6/15/41	10,000,000	11,173,000
		552,105,112
Hawaii 0.2%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. Inc.
and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	8,084,775
Honolulu City and County Wastewater System Revenue, First Bond Resolution, Senior Series A,
5.00%, 7/01/38.	10,000,000	11,263,700
		19,348,475
Idaho 0.1%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System Project, Series A, 6.75%,
11/01/37	12,500,000	13,292,875

|9

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois 5.2%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn.,
1/01/36	$19,000,000	$7,468,900
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, Assured Guaranty,
Pre-Refunded, 5.125%, 11/01/37	5,000,000	5,052,000
Chicago GO, Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	10,756,388
Chicago Midway Airport Revenue,
Refunding, Series B, 5.00%, 1/01/46	18,420,000	20,760,814
Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	18,460,000	21,499,254
Chicago O’Hare International Airport Revenue,
General Airport, senior lien, Series D, 5.25%, 1/01/42	10,000,000	11,743,100
General Airport, senior lien, Series D, 5.00%, 1/01/47	18,000,000	20,489,040
General Airport, third lien, Series A, 5.75%, 1/01/39	840,000	948,394
General Airport, third lien, Series A, AGMC Insured, Pre-Refunded, 5.00%, 1/01/28	24,915,000	25,337,060
General Airport, third lien, Series A, Pre-Refunded, 5.75%, 1/01/39.	4,160,000	4,795,232
General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/35	39,485,000	43,017,328
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	10,763,200
Chicago Wastewater Transmission Revenue, second lien, Series A, BHAC Insured, Pre-Refunded,
5.50%, 1/01/38.	18,000,000	18,341,820
Illinois Health Facilities Authority Revenue,
Loyola University Health System, Series A, NATL Insured, ETM, 5.625%, 7/01/18.	2,105,000	2,195,031
South Suburban Hospital, ETM, 7.00%, 2/15/18	590,000	609,039
Illinois State Finance Authority Revenue,
Alexian Brothers Health System, Series A, AGMC Insured, Pre-Refunded, 5.50%, 1/01/28.	45,000,000	46,441,350
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,000,000	17,000,800
Carle Foundation, Refunding, Series A, 5.00%, 2/15/45	20,000,000	22,134,200
Columbia College, NATL Insured, Pre-Refunded, 5.00%, 12/01/32	15,440,000	15,649,058
Edward Hospital Obligated Group, Series A, AMBAC Insured, Pre-Refunded, 5.50%, 2/01/40	4,000,000	4,091,160
Mercy Health System Obligated Group, Refunding, 5.00%, 12/01/46	40,000,000	43,350,800
Northwest Community Hospital, Refunding, Series A, 5.00%, 7/01/36	7,490,000	8,379,962
Resurrection Health Care, Series B, AGMC Insured, Pre-Refunded, 5.25%, 5/15/29	26,695,000	27,601,028
Riverside Health System, Pre-Refunded, 6.25%, 11/15/35	2,930,000	3,272,107
Riverside Health System, Refunding, 6.25%, 11/15/35	2,070,000	2,279,008
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.75%,
11/01/28	2,500,000	2,647,100
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.25%,
11/01/35	3,000,000	3,158,010
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000	10,773,400
Sherman Health Systems, Series A, Pre-Refunded, 5.50%, 8/01/37	5,000,000	5,000,000
Southern Illinois HealthCare Enterprise Inc., AGMC Insured, 5.375%, 3/01/35	8,500,000	9,192,580
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	16,697,700
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43.	7,500,000	8,358,675
Illinois State GO,
AGMC Insured, 5.00%, 3/01/27	11,500,000	12,308,910
AGMC Insured, 5.00%, 9/01/29	9,965,000	9,979,947
Assured Guaranty, 5.25%, 4/01/34.	10,000,000	10,170,200
Refunding, AGMC Insured, 5.00%, 1/01/23.	10,000,000	10,557,200
Illinois State Sales Tax Revenue, Build Illinois, Series B, Pre-Refunded, 5.25%, 6/15/34	15,000,000	16,181,700
Illinois State Toll Highway Authority Toll Highway Revenue, Senior, Refunding, Series A-1, 5.00%,
1/01/31	10,245,000	11,101,072

|10

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured,
5.50%, 6/15/20	$6,680,000	$6,767,842
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured,
5.55%, 6/15/21	4,215,000	4,270,427
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured,
5.65%, 6/15/22	27,355,000	31,145,035
Capital Appreciation, McCormick Place Expansion Project, Series B, NATL Insured, ETM, 5.65%,
6/15/22	2,645,000	3,191,404
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention
Center, ETM, 7.00%, 7/01/26	12,000,000	15,203,160
Northern Illinois Municipal Power Agency Power Project Revenue, Refunding, Series A, 5.00%,
12/01/41	5,500,000	6,165,445
Railsplitter Tobacco Settlement Authority Revenue, Refunding, 6.00%, 6/01/28	14,530,000	16,505,644
Regional Transportation Authority GO, Cook DuPage Kane Lake McHenry and Will Counties, Series A,
AMBAC Insured, 7.20%, 11/01/20	610,000	667,956
Saline Valley Conservancy District Waterworks Revenue, Saline Gallatin Hamilton Hardin Williamson
Pope Johnson and White Counties, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/41	7,000,000	7,045,570
Southwestern Illinois Development Authority Revenue,
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/24	3,850,000	3,106,450
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/26	7,700,000	5,679,366
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding,
AMBAC Insured, 5.125%, 1/01/28	7,135,000	7,176,882
University of Illinois University Revenue,
Auxiliary Facilities System, Refunding, Series A, 5.125%, 4/01/36	2,950,000	3,217,064
Auxiliary Facilities System, Refunding, Series A, 5.25%, 4/01/41	5,000,000	5,461,550
Auxiliary Facilities System, Series A, Pre-Refunded, 5.75%, 4/01/38	7,000,000	7,551,110
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co.
Project, 5.45%, 2/01/23	3,600,000	3,612,096
		646,869,568
Indiana 1.9%
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health Project, Series A, 5.50%,
2/01/29	9,000,000	9,532,800
Indiana Finance Authority Revenue,
BHI Senior Living, Series A, 5.25%, 11/15/46	5,000,000	5,492,600
Deaconess Health System Obligated Group, Refunding, Series A, 5.00%, 3/01/39	5,000,000	5,622,700
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,790,500
Stadium Project, Refunding, Series A, 5.25%, 2/01/37	10,000,000	11,658,300
Indiana Finance Authority Wastewater Utility Revenue,
CWA Authority Project, first lien, Refunding, Series A, 5.00%, 10/01/39	30,000,000	34,548,900
CWA Authority Project, first lien, Series A, 5.00%, 10/01/37	5,000,000	5,716,100
CWA Authority Project, first lien, Series A, 5.25%, 10/01/38	12,000,000	13,693,680
CWA Authority Project, first lien, Series A, 4.00%, 10/01/42	22,615,000	23,381,422
Indiana Health and Educational Facility Financing Authority Revenue, Sisters of St. Francis Health
Services Inc. Obligated Group, Series E, AGMC Insured, Pre-Refunded, 5.25%, 5/15/41	3,750,000	3,870,975
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc. Project, Refunding,
Series B, 6.00%, 8/01/39	10,000,000	10,772,100
Indiana State Finance Authority Hospital Revenue, Deaconess Hospital Obligated Group, Series A,
Pre-Refunded, 6.75%, 3/01/39	9,750,000	10,615,605

|11

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Indiana (continued)
Indiana State Municipal Power Agency Revenue,
Power Supply System, Refunding, Series A, 4.00%, 1/01/42.	$5,860,000	$6,068,850
Power Supply System, Refunding, Series A, 5.00%, 1/01/42.	21,290,000	24,435,811
Power Supply System, Series B, Pre-Refunded, 6.00%, 1/01/39	4,000,000	4,283,040
Indianapolis Local Public Improvement Bond Bank Revenue,
Pilot Infrastructure Project, Series F, AGMC Insured, 5.00%, 1/01/35	10,000,000	10,835,600
Waterworks Project, Refunding, Series A, Assured Guaranty, 5.50%, 1/01/38	7,030,000	7,424,102
Waterworks Project, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 1/01/38	1,620,000	1,724,474
Indianapolis Water System Revenue, first lien, Refunding, Series B, 5.00%, 10/01/37	15,000,000	17,373,900
Northern Indiana Commuter Transportation District Industrial Revenue, Limited Obligation, 5.00%,
7/01/41	6,000,000	6,806,520
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, Pre-Refunded,
5.75%, 10/01/28.	2,000,000	2,202,120
		229,850,099
Kansas 0.7%
Butler County USD No. 490 GO, School Building, Series B, BAM Insured, 4.00%, 9/01/43	10,000,000	10,441,200
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt
Obligated Group, Refunding, Series C, 5.75%, 11/15/38	6,250,000	6,876,562
University of Kansas Hospital Authority Health Facilities Revenue, Kansas University Health System,
Refunding, Series A, 5.00%, 3/01/47	23,115,000	26,278,057
Wyandotte County Kansas City Unified Government Utility System Revenue,
Improvement, Refunding, Series A, 5.00%, 9/01/44	3,000,000	3,367,770
Improvement, Series A, 5.00%, 9/01/45	10,000,000	11,287,300
Improvement, Series C, 5.00%, 9/01/41	5,000,000	5,699,850
Improvement, Series C, 5.00%, 9/01/46	16,565,000	18,785,870
Series A, BHAC Insured, Pre-Refunded, 5.25%, 9/01/34	5,000,000	5,335,050
		88,071,659
Kentucky 0.9%
Carroll County Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, AMBAC
Insured, 5.75%, 2/01/26	12,500,000	12,916,125
Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn., 8/15/17	7,115,000	7,111,869
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/18	8,585,000	8,430,556
Kentucky Economic Development Finance Authority Revenue, Louisville Arena Project, Louisville
Arena Authority Inc., Series A, Subseries A-1, Assured Guaranty, 6.00%, 12/01/38	4,000,000	4,070,120
Kentucky State Municipal Power Agency Power System Revenue,
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/35	7,750,000	8,756,570
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/42	10,000,000	11,062,100
Prairie State Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/32.	10,000,000	10,032,300
Prairie State Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/37.	10,000,000	10,032,300
Kentucky State Property and Buildings Commission Revenue,
Project No. 90, Pre-Refunded, 5.50%, 11/01/28	13,230,000	13,967,572
Project No. 90, Refunding, 5.50%, 11/01/28	1,770,000	1,863,474
Louisville/Jefferson County Metro Government Revenue,
College, Bellarmine University Project, Refunding and Improvement, Series A, 6.00%, 5/01/33	3,000,000	3,064,260
Health Facilities, Jewish Hospital and St. Mary’s Healthcare Inc. Project, Pre-Refunded, 6.125%,
2/01/37	11,500,000	11,800,380
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/35	7,000,000	7,487,550
		110,595,176

|12

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana 2.7%
East Baton Rouge Sewerage Commission Revenue, Series A, Pre-Refunded, 5.25%, 2/01/39	$6,000,000	$6,381,960
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/30	5,000,000	5,721,450
XLCA Insured, Pre-Refunded, 5.25%, 11/01/27	12,485,000	12,617,091
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc., Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.00%,
10/01/25	5,500,000	6,162,695
Ragin’ Cajun Facilities Inc., Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.50%,
10/01/41	15,000,000	17,039,700
Ragin’ Cajun Facilities Inc., Housing and Parking Project, Assured Guaranty, Pre-Refunded,
5.50%, 10/01/35	6,000,000	6,815,880
Louisiana Local Government Environmental Facilities and CDA Revenue,
Bossier City Public Improvement Projects, AMBAC Insured, Pre-Refunded, 5.00%, 11/01/32	6,730,000	6,798,781
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/44.	5,820,000	6,394,143
LCTCS Act 360 Project, 5.00%, 10/01/39	10,000,000	11,190,900
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/26.	2,750,000	2,948,990
Southeastern Louisiana University, Student Union/University Facilities Inc. Project, Series A,
AGMC Insured, 5.00%, 10/01/40	8,545,000	9,290,637
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health
System Project, Series A, Pre-Refunded, 6.75%, 7/01/39	10,000,000	11,077,600
Louisiana Public Facilities Authority Revenue,
Millennium Housing LLC Student Housing, Student Housing and Auxiliary Facilities Project,
Assured Guaranty, 5.00%, 11/01/30	10,000,000	10,068,600
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	18,697,805
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/42	20,000,000	22,519,200
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	7,500,000	8,298,000
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	12,383,200
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2, Assured
Guaranty, Pre-Refunded, 6.75%, 6/01/26	21,000,000	22,010,520
Louisiana State Gasoline and Fuels Tax Revenue, second lien, Series B, 5.00%, 5/01/45	13,690,000	14,834,621
Louisiana State Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady
Health System Project, Series A, 5.00%, 7/01/47	25,000,000	28,363,500
Louisiana State Public Facilities Authority Lease Revenue, Provident Group, Flagship Property,
Louisiana University Nicholson Gateway, Series A, 5.00%, 7/01/51	26,145,000	28,787,736
New Orleans Aviation Board Revenue, General Airport, North Terminal Project, Series B, 5.00%,
1/01/48	4,000,000	4,528,880
Shreveport Water and Sewer Revenue, Series B, 5.00%, 12/01/41	10,000,000	11,117,200
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	49,100,000	49,240,426
		333,289,515
Maine 0.4%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan
Program, Series A-3, Assured Guaranty, 5.875%, 12/01/39	18,465,000	19,732,068
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,670,708
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	11,129,300
Portland Airport Revenue,
General, AGMC Insured, 5.25%, 1/01/35	3,000,000	3,231,270
General, AGMC Insured, 5.00%, 1/01/40	6,000,000	6,386,460
		45,149,806

|13

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Maryland 0.8%
Baltimore Project Revenue,
Wastewater Projects, Series C, 5.00%, 7/01/38	$5,000,000	$5,717,000
Wastewater Projects, Series C, 5.00%, 7/01/43	10,000,000	11,358,000
Baltimore Revenue,
Mayor and City Council of Baltimore, Subordinate Project, Water Projects, Refunding, Series C,
5.00%, 7/01/39	10,000,000	11,376,900
Mayor and City Council of Baltimore, Subordinate Project, Water Projects, Refunding, Series C,
5.00%, 7/01/44	10,000,000	11,291,600
Mayor and City Council of Baltimore, Subordinate Project, Water Projects, Series A, 5.00%,
7/01/39	9,430,000	10,728,417
Mayor and City Council of Baltimore, Subordinate Project, Water Projects, Series A, 5.00%,
7/01/44	5,500,000	6,210,380
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000	5,394,450
Maryland State Health and Higher Educational Facilities Authority Revenue,
Adventist HealthCare Issue, Series A, 5.50%, 1/01/46	12,500,000	14,263,375
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,326,310
LifeBridge Health Issue, Assured Guaranty, 5.00%, 7/01/34	7,715,000	7,728,964
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/28	1,875,000	1,878,675
Medstar Health Issue, Series A, 5.00%, 5/15/42	7,500,000	8,544,825
University of Maryland Medical System Issue, Series B, NATL Insured, ETM, 7.00%, 7/01/22	135,000	161,533
Upper Chesapeake Hospitals Issue, Series C, Pre-Refunded, 6.00%, 1/01/38	5,000,000	5,104,150
		103,084,579
Massachusetts 3.2%
Massachusetts Bay Transportation Authority Revenue,
Assessment, Series A, Pre-Refunded, 5.25%, 7/01/34	19,520,000	20,297,677
Assessment, Series A, Pre-Refunded, 5.25%, 7/01/34	8,110,000	8,425,560
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A, 5.00%,
7/01/28	10,000,000	12,636,200
Massachusetts Development Finance Agency Revenue,
Brandeis University Issue, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000	21,271,641
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/41	10,135,000	11,630,926
Partners Healthcare System Issue, Refunding, Series Q, 5.00%, 7/01/47	15,000,000	16,905,000
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000	11,381,400
Worcester Polytechnic Institute Issue, NATL Insured, Pre-Refunded, 5.00%, 9/01/37	7,470,000	7,494,128
Worcester Polytechnic Institute Issue, NATL Insured, Pre-Refunded, 5.00%, 9/01/47	19,010,000	19,071,402
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	2,530,000	2,536,679
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/47	6,040,000	6,055,342
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Senior,
Refunding, Series B, 5.00%, 1/01/37.	31,000,000	33,208,130
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28.	7,885,000	8,338,545
Refunding, Series K, 5.25%, 7/01/29	6,940,000	7,565,155
Series H, Assured Guaranty, 6.35%, 1/01/30.	2,405,000	2,437,852
Massachusetts State GO,
Consolidated Loan, Green Bond, Series B, 5.00%, 4/01/47	12,335,000	14,458,100
Consolidated Loan, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/37	10,000,000	10,000,000
Consolidated Loan, Series G, 4.00%, 9/01/42	20,000,000	21,074,000
Massachusetts State Health and Educational Facilities Authority Revenue,
Berklee College of Music Issue, Refunding, Series A, 5.00%, 10/01/37	490,000	492,729
Berklee College of Music Issue, Series A, Pre-Refunded, 5.00%, 10/01/37	9,510,000	9,574,192
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	837,825
Harvard Pilgrim Health Care Issue, Series A, AGMC Insured, 5.00%, 7/01/18.	800,000	801,440

|14

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Health and Educational Facilities Authority Revenue, (continued)
Northeastern University Issue, Series A, 5.00%, 10/01/35	$20,000,000	$21,990,000
Northeastern University Issue, Series R, 5.00%, 10/01/33	6,830,000	7,104,020
Springfield College Issue, Pre-Refunded, 5.50%, 10/15/31	1,710,000	1,878,572
Springfield College Issue, Pre-Refunded, 5.625%, 10/15/40	7,000,000	7,709,100
Massachusetts State HFAR, Housing, Series B, 7.00%, 12/01/38	9,140,000	9,574,059
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A, AMBAC
Insured, Pre-Refunded, 4.50%, 8/15/35	30,000,000	30,036,600
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%,
6/01/35	10,000,000	10,510,400
Massachusetts State Water Pollution Abatement Trust Revenue,
Massachusetts State Water Resources Authority Program, Series A, 5.00%, 8/01/32	225,000	225,693
Massachusetts Water Resources Authority Program, Subordinate, Refunding, Series A, 5.75%,
8/01/29	450,000	451,643
Massachusetts Water Resources Authority Revenue, General, Green Bonds, Refunding, Series C,
5.00%, 8/01/40.	30,000,000	35,268,000
University of Massachusetts Building Authority Project Revenue, Senior Series 1, 5.00%, 11/01/39	20,000,000	23,107,200
		394,349,210
Michigan 2.6%
Detroit City School District GO,
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/30	1,245,000	1,360,636
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/33	1,500,000	1,624,770
Detroit Sewage Disposal System Revenue, second lien, Series B, NATL Insured, 5.00%, 7/01/36	10,000	10,041
Detroit Water and Sewerage Department Sewage Disposal System Revenue,
senior lien, Refunding, Series A, 5.25%, 7/01/39	12,000,000	13,322,520
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/39	10,000,000	10,973,800
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, Pre-Refunded, 7.00%, 7/01/36	5,000,000	5,567,450
senior lien, Series B, NATL Insured, 5.00%, 7/01/34	10,000	10,029
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series C, Assured
Guaranty, Pre-Refunded, 5.00%, 6/01/26	15,000,000	16,610,850
Michigan Finance Authority Revenue, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	20,925,000	23,345,395
Michigan Hospital Finance Authority Revenue,
Ascension Health Senior Credit Group, Refunding, Series F-8, 5.00%, 11/15/47	10,000,000	11,583,300
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/29	4,000,000	4,362,800
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000	5,464,800
Trinity Health Credit Group, Refunding, Series A-1, 6.50%, 12/01/33	745,000	797,254
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	9,230,000	10,264,037
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	29,610,000	32,576,330
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/45	10,000,000	11,300,400
Trinity Health Credit Group, Series A-1, Pre-Refunded, 6.50%, 12/01/33	24,255,000	26,013,245
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	770,000	902,486
Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	140,000	161,984
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	440,000	466,167
Facilities Program, Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	7,669,575
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/44.	20,655,000	23,528,730
Facilities Program, Series H, 5.125%, 10/15/33	12,500,000	13,445,625
Facilities Program, Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,402,150
Facilities Program, Series I, Pre-Refunded, 6.25%, 10/15/38	14,560,000	15,474,659

|15

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Michigan State GO,
Environmental Program, Series A, Pre-Refunded, 6.00%, 11/01/24	$1,000,000	$1,086,780
Environmental Program, Series A, Pre-Refunded, 5.50%, 11/01/25	1,000,000	1,078,150
Michigan State Strategic Fund Limited Obligation Revenue,
The Detroit Edison Co. Exempt Facilities Project, Refunding, Series KT, 5.625%, 7/01/20.	7,000,000	7,819,420
The Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB,
AMBAC Insured, 7.00%, 5/01/21	250,000	298,062
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior,
Series A, 6.00%, 6/01/34.	40,000,000	40,126,000
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Series V, Pre-Refunded, 8.25%, 9/01/39.	20,000,000	21,557,000
William Beaumont Hospital Obligated Group, Series W, Pre-Refunded, 6.375%, 8/01/29	10,000,000	11,048,300
		325,252,745
Minnesota 0.2%
Minneapolis Health Care System Revenue,
Fairview Health Services, Series A, Pre-Refunded, 6.625%, 11/15/28	11,000,000	11,789,800
Fairview Health Services, Series A, Pre-Refunded, 6.75%, 11/15/32	6,250,000	6,708,688
St. Cloud Health Care Revenue, CentraCare Health System, Refunding, Series A, 5.00%, 5/01/46	5,000,000	5,653,000
		24,151,488
Mississippi 0.7%
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding, 5.875%,
4/01/22	27,930,000	28,014,349
Mississippi Development Bank Special Obligation Revenue,
City of Jackson Capital City Convention Center Project, Refunding, Series A, 5.00%, 3/01/36	10,000,000	11,894,900
City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000	4,350,198
Mississippi Hospital Equipment and Facilities Authority Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/36	6,350,000	7,190,676
Baptist Memorial Health Care, Series A, 5.00%, 9/01/46	34,500,000	38,522,355
		89,972,478
Missouri 0.5%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax
Appropriation Revenue, Metrolink Cross County Extension Project, Assured Guaranty, 5.00%,
10/01/39	6,000,000	6,427,500
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Mercy Health, Series F, 5.00%, 11/15/45	25,000,000	27,747,500
St. Luke’s Health System Inc., Series B, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	30,000,000	31,744,500
		65,919,500
Montana 0.0%†
Montana State Facility Finance Authority Revenue, Benefis Health System Obligated Group,
Refunding, 5.00%, 2/15/41	2,650,000	3,008,916
Nebraska 1.1%
Douglas County Hospital Authority No. 2 Revenue, Health Facilities, Children’s Hospital Obligated
Group, 5.00%, 11/15/47	10,000,000	11,366,200
Lancaster County Correctional Facility Joint Public Agency GO, Building, 5.00%, 12/01/28	5,000,000	5,269,900
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured,
ETM, 6.70%, 6/01/22	1,440,000	1,652,256
Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health Services Project,
Series A-1, 6.00%, 7/01/33	12,000,000	12,588,960
Municipal Energy Agency of Nebraska Power Supply System Revenue, Series A, BHAC Insured,
Pre-Refunded, 5.375%, 4/01/39	5,000,000	5,358,550

|16

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Nebraska (continued)
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, Pre-Refunded, 5.00%,
6/01/36	$9,000,000	$9,653,670
Omaha Public Power District Electric System Revenue, Series C, 5.00%, 2/01/39	23,305,000	25,920,287
Omaha Public Power District Separate Electric System Revenue,
Nebraska City 2, Refunding, Series A, 5.00%, 2/01/49	10,000,000	11,282,000
Nebraska City 2, Series A, 5.25%, 2/01/42	10,000,000	11,536,400
Public Power Generation Agency Revenue,
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/39	7,340,000	8,338,827
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/41	5,140,000	5,822,438
University of Nebraska Revenue,
Lincoln Student Fees and Facilities, 5.00%, 7/01/37.	5,000,000	5,643,750
Lincoln Student Fees and Facilities, 5.00%, 7/01/42.	7,500,000	8,371,350
Lincoln Student Fees and Facilities, Series A, Pre-Refunded, 5.25%, 7/01/34	5,000,000	5,301,350
University of Nebraska Omaha Health and Recreation Project, Pre-Refunded, 5.00%, 5/15/38	5,000,000	5,160,000
		133,265,938
Nevada 0.3%
Clark County Passenger Facility Charge Revenue,
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/39	20,000,000	21,874,000
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/42	5,000,000	5,467,250
Clark County School District GO, Refunding, Series A, NATL Insured, 5.00%, 6/15/24	8,055,000	8,318,479
Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%, 12/01/17	1,625,000	1,631,305
Reno Hospital Revenue,
Washoe Medical Center Project, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	1,535,000	1,675,806
Washoe Medical Center Project, Series C, AGMC Insured, Pre-Refunded, 5.375%, 6/01/39	3,465,000	3,878,305
		42,845,145
New Hampshire 0.5%
Manchester GARB, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000	6,282,660
Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%, 6/20/33.	4,392,000	4,394,547
New Hampshire Municipal Bond Bank Revenue, Series B, Pre-Refunded, 5.00%, 8/15/39	11,250,000	12,555,338
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A,
Pre-Refunded, 6.125%, 10/01/39	5,000,000	5,539,600
New Hampshire State Health and Education Facilities Authority Revenue,
Elliot Hospital, Refunding, 5.00%, 10/01/38.	4,000,000	4,436,800
University System of New Hampshire Issue, Refunding, 5.00%, 7/01/45	10,350,000	11,758,842
New Hampshire State Municipal Bond Bank Revenue, Refunding, Series D, 4.00%, 8/15/39	10,000,000	10,582,900
		55,550,687
New Jersey 2.6%
Bayonne GO, General Improvement, Pre-Refunded, 5.75%, 7/01/35	9,000,000	9,800,010
New Jersey EDA Revenue,
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	13,450,000	13,666,814
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	26,250,000	26,539,012
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,009,400
School Facilities, Series U, Pre-Refunded, 5.00%, 9/01/37	14,285,000	14,331,140
School Facilities Construction, Series AAA, 5.00%, 6/15/41	26,000,000	26,802,880
School Facilities Construction, Series NN, 5.00%, 3/01/28	22,000,000	22,999,900
New Jersey Health Care Facilities Financing Authority State Contract Revenue,
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	7,770,000	7,870,777
Hospital Asset Transformation Program, Series A, Pre-Refunded, 5.25%, 10/01/38	2,230,000	2,341,232
New Jersey Housing and Mortgage Finance Agency, SFHR, Series AA, 6.375%, 10/01/28	265,000	265,570

|17

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey State COP,
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/25.	$20,305,000	$21,884,932
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/26.	8,000,000	8,622,480
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/27.	4,000,000	4,311,240
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/28.	2,000,000	2,155,620
New Jersey State Educational Facilities Authority Revenue, Higher Education Capital Improvement
Fund Issue, Series B, 5.00%, 9/01/36	14,000,000	14,286,160
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/45	15,000,000	15,381,450
Transportation System, Series A, 6.00%, 12/15/38	49,125,000	51,466,789
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/32	9,705,000	9,818,743
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38.	25,875,000	27,666,844
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	10,472,400
New Jersey State Turnpike Authority Revenue,
Turnpike, Series E, 5.00%, 1/01/45	11,475,000	13,014,027
Turnpike, Series E, Pre-Refunded, 5.25%, 1/01/40	13,925,000	14,764,260
		322,471,680
New Mexico 0.2%
New Mexico State Hospital Equipment Loan Council Hospital Revenue,
Presbyterian Healthcare Services, Refunding, Series A, 5.00%, 8/01/46	15,000,000	17,158,500
Presbyterian Healthcare Services Obligated Group, Refunding, 5.00%, 8/01/44	10,000,000	11,343,800
		28,502,300
New York 8.7%
Hudson Yards Infrastructure Corp. Revenue, Hudson Yards, Senior, Series A, AGMC Insured, 5.00%,
2/15/47	16,475,000	18,099,600
Long Island Power Authority Electric System Revenue,
General, Refunding, Series B, 5.00%, 9/01/46.	13,000,000	14,896,700
General, Series A, Pre-Refunded, 6.00%, 5/01/33	12,500,000	13,591,625
MTA Dedicated Tax Fund Revenue,
Series B, Pre-Refunded, 5.25%, 11/15/28.	6,000,000	6,577,020
Series B, Pre-Refunded, 5.25%, 11/15/29.	4,000,000	4,384,680
Series B, Pre-Refunded, 5.25%, 11/15/30.	3,000,000	3,288,510
Series B, Pre-Refunded, 5.00%, 11/15/34.	15,000,000	16,358,100
MTA Revenue,
Transportation, Refunding, Series D, 5.25%, 11/15/40	15,000,000	16,779,900
Transportation, Series A, 5.00%, 11/15/38	11,800,000	13,453,888
Transportation, Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/15/33	20,000,000	20,238,800
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/37	25,000,000	25,294,138
Transportation, Series C, 6.50%, 11/15/28	2,805,000	2,998,180
Transportation, Series C, Pre-Refunded, 6.50%, 11/15/28	12,195,000	13,064,260
Transportation, Series D, 5.00%, 11/15/34	10,000,000	11,062,700
Transportation, Series D, 5.00%, 11/15/36	9,500,000	10,831,805
Transportation, Series D, Sub Series D-1, 5.00%, 11/15/39	15,000,000	17,256,000
Transportation, Sub Series A-1, 5.00%, 11/15/40	30,000,000	33,687,600
New York City GO,
Fiscal 2002, Series D, 5.50%, 6/01/24	180,000	180,668
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/23	24,620,000	26,559,810
Series E, Subseries E-1, 6.25%, 10/15/28	480,000	510,754
Series E, Subseries E-1, Pre-Refunded, 6.25%, 10/15/28.	9,520,000	10,127,566
Series F, 5.25%, 1/15/23.	5,000	5,018

|18

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2009, Series A, 5.75%, 6/15/40	$4,580,000	$4,768,009
Fiscal 2009, Series A, Pre-Refunded, 5.75%, 6/15/40	1,420,000	1,479,683
Second General Resolution, Fiscal 2009, Refunding, Series EE, 5.25%, 6/15/40.	64,970,000	69,773,882
Second General Resolution, Fiscal 2009, Refunding, Series FF, Subseries FF-2, 5.50%, 6/15/40	15,000,000	16,201,350
Second General Resolution, Fiscal 2011, Refunding, Series GG, 5.00%, 6/15/43	25,000,000	28,044,250
Second General Resolution, Fiscal 2012, Refunding, Series AA, 5.00%, 6/15/34.	10,000,000	11,289,800
Second General Resolution, Fiscal 2012, Refunding, Series AA, 5.00%, 6/15/44.	21,550,000	23,960,583
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	35,927,613
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46.	15,000,000	17,130,750
Second General Resolution, Fiscal 2015, Refunding, Series FF, 5.00%, 6/15/39	10,000,000	11,666,200
Second General Resolution, Fiscal 2015, Refunding, Series HH, 5.00%, 6/15/39	15,000,000	17,499,300
Second General Resolution, Fiscal 2017, Series CC, Subseries CC-2, 5.00%, 6/15/46	32,500,000	37,746,150
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-2, 6.00%, 7/15/38	20,000,000	20,945,000
Fiscal 2009, Series S-3, 5.25%, 1/15/34	10,170,000	10,790,573
Fiscal 2009, Series S-4, 5.50%, 1/15/34	12,890,000	13,705,421
Fiscal 2011, Series S-2, Sub Series S-2A, 5.00%, 7/15/40	35,000,000	39,394,250
Fiscal 2012, Series S-1, Subseries S-1A, 5.25%, 7/15/37	30,300,000	34,554,120
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/39	15,000,000	16,696,500
Future Tax Secured, Subordinate, Fiscal 2014, Series A, Subseries A-1, 5.00%, 11/01/34	15,000,000	17,638,500
Future Tax Secured, Subordinate, Fiscal 2016, Series E, Subseries E-1, 5.00%, 2/01/38	10,000,000	11,620,100
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/36	10,000,000	11,738,600
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/38	10,000,000	11,703,900
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	25,000,000	28,617,250
Second Priority, Bank of America Tower at One Bryant Park Project, Class 1, Refunding, 5.625%,
1/15/46	25,000,000	27,592,500
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	6,500,000	7,129,850
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	40,000,000	50,275,600
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	24,995,000	32,393,520
New York State Dormitory Authority Revenues,
Lease, State University Dormitory Facilities, Series A, 5.00%, 7/01/41	10,000,000	11,179,000
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31	23,215,000	24,833,782
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 2/15/38	10,000,000	11,783,700
General Purpose, Series A, 5.00%, 2/15/36	15,000,000	17,337,450
Group C, Series B, 5.00%, 2/15/40	20,000,000	22,998,800
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%,
11/01/20	60,000	60,263
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, junior lien,
Series A, 5.25%, 1/01/56.	10,000,000	11,596,900
New York State Urban Development Corp. Revenue,
State Personal Income Tax, General Purpose, Series A, 5.00%, 3/15/31	10,000,000	11,250,000
State Personal Income Tax, State Facilities and Equipment, Series B-1, Pre-Refunded, 5.00%,
3/15/36	5,000,000	5,325,750
Port Authority of New York and New Jersey Revenue, Consolidated, Refunding, One Hundred
Seventy-Ninth Series, 5.00%, 12/01/38	20,000,000	23,252,000

|19

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
Triborough Bridge and Tunnel Authority Revenues,
General, MTA Bridges and Tunnels, Series A, Pre-Refunded, 5.25%, 11/15/38	$25,000,000	$25,864,750
General, Series A-2, 5.25%, 11/15/34	4,620,000	4,877,611
General, Series A-2, Pre-Refunded, 5.25%, 11/15/34	2,880,000	3,039,466
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	15,000,000	17,454,600
		1,080,384,648
North Carolina 1.9%
Charlotte COP, Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/34	13,000,000	13,870,610
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, Pre-Refunded, 5.50%, 1/01/26	4,500,000	4,786,920
Series B, ETM, 6.00%, 1/01/22	1,250,000	1,506,425
Series B, ETM, 6.25%, 1/01/23	39,030,000	48,999,823
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, Pre-Refunded, 5.00%, 5/01/23	20,000,000	22,119,800
Series A, Pre-Refunded, 5.00%, 5/01/24	5,500,000	5,877,465
Series A, Pre-Refunded, 5.00%, 5/01/25	5,750,000	6,144,622
Series A, Pre-Refunded, 5.00%, 5/01/26	20,000,000	22,119,800
Series A, Pre-Refunded, 5.00%, 5/01/27	4,500,000	4,808,835
Series A, Pre-Refunded, 5.00%, 5/01/28	4,250,000	4,541,678
North Carolina Turnpike Authority Revenue,
Triangle Expressway System, senior lien, Series A, Assured Guaranty, Pre-Refunded, 5.50%,
1/01/29	6,750,000	7,180,380
Triangle Expressway System, senior lien, Series A, Assured Guaranty, Pre-Refunded, 5.75%,
1/01/39	10,380,000	11,078,159
North Carolina Turnpike Authority Triangle Expressway System Revenue,
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33	25,000,000	14,382,000
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34	15,000,000	8,245,050
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35	15,215,000	7,995,178
Raleigh Combined Enterprise System Revenue, Pre-Refunded, 5.00%, 3/01/40	15,830,000	17,995,861
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000	27,027,020
		228,679,626
North Dakota 0.5%
Cass County Health Care Facilities Revenue, Essentia Health Obligated Group, Series D, Assured
Guaranty, Pre-Refunded, 5.00%, 2/15/40	31,970,000	32,670,783
Grand Forks Health Care System Revenue,
Altru Health System Obligated Group, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/26	8,385,000	8,633,028
Altru Health System Obligated Group, Refunding, 5.50%, 12/01/20	8,870,000	8,995,688
Altru Health System Obligated Group, Refunding, 5.50%, 12/01/24	13,945,000	14,145,808
		64,445,307
Ohio 3.0%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%, 12/01/29	10,000,000	11,608,700
American Municipal Power Inc. Revenue,
Combined Hydroelectric Projects, Green Bonds, Refunding, Series A, 5.00%, 2/15/46	20,000,000	22,621,600
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38	1,215,000	1,236,056
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/39	5,000,000	5,586,100
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/42	2,500,000	2,778,950
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.00%, 2/15/38	21,285,000	21,751,567
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, Pre-Refunded, 6.00%,
6/01/45	6,750,000	7,662,195

|20

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority Revenue,
Tobacco Settlement, Senior, Capital Appreciation, Turbo Term, Series A-3, 6.25%, 6/01/37	$15,000,000	$14,830,500
Tobacco Settlement, Senior Current Interest Turbo Term, Series A-2, 5.75%, 6/01/34	10,000,000	9,315,700
Butler County Hospital Facilities Revenue, UC Health, Refunding, 5.00%, 11/15/45	7,500,000	8,422,650
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	9,500,000	10,663,275
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative Headquarters
Project, 5.00%, 7/01/37	6,000,000	7,441,980
Franklin County Hospital Facilities Revenue, OhioHealth Corp., 5.00%, 5/15/40	10,000,000	11,297,200
Franklin County Revenue, Trinity Health Credit Group, Series OH, 5.00%, 12/01/46	10,000,000	11,300,000
Hamilton County Healthcare Facilities Revenue, The Christ Hospital Project, AGMC Insured, 5.00%,
6/01/42	22,500,000	25,107,525
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati,
Improvement and Refunding, Series A, 5.00%, 12/01/38	12,000,000	13,866,840
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	21,060,000	23,606,786
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	11,797,170
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	17,240,850
Pollution Control, FirstEnergy Generation Corp. Project, Refunding, Series C, 5.625%, 6/01/18	8,500,000	8,414,575
Ohio State GO, Infrastructure Improvement, Series A, Pre-Refunded, 5.375%, 9/01/28	10,000,000	10,257,308
Ohio State Higher Educational Facility Commission Revenue, Hospital Facilities, Summa Health
System, 2010 Project, Refunding, AGMC Insured, 5.25%, 11/15/40	15,000,000	16,076,700
Ohio State Hospital Revenue, University Hospitals Health System Inc., Refunding, Series A, AGMC
Insured, 5.00%, 1/15/41	7,000,000	7,600,320
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital
Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35.	35,000,000	33,870,200
Ohio State University Revenue, Special Purpose General Receipts, Series A, 5.00%, 6/01/38.	10,000,000	11,429,200
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Pre-Refunded, 5.75%,
2/15/38	17,000,000	17,440,470
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	20,000,000	22,561,200
		365,785,617
Oklahoma 0.1%
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	220,000	241,336
Oklahoma Development Finance Authority Revenue, Provident Education Resources Inc. Cross Village
Student Housing Project, Series A, 5.00%, 8/01/47	8,000,000	8,633,200
Oklahoma Municipal Power Authority Revenue,
Refunding, Series A, 5.00%, 1/01/32	650,000	755,430
Refunding, Series A, 5.00%, 1/01/33	1,250,000	1,446,675
Refunding, Series A, 4.00%, 1/01/36	100,000	106,922
Refunding, Series A, 5.00%, 1/01/47	3,100,000	3,503,682
		14,687,245
Oregon 0.8%
Medford Hospital Facilities Authority Revenue, Hospital, Asante Health System, Series A, AGMC
Insured, 5.00%, 8/15/40	4,935,000	5,279,759
Oregon Health and Science University Revenue, Series A, Pre-Refunded, 5.75%, 7/01/39	5,000,000	5,449,400
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A,
Pre-Refunded, 4.50%, 11/15/32	30,000,000	30,304,500
Port of Portland International Airport Revenue, Series Nineteen, Pre-Refunded, 5.50%, 7/01/38	25,000,000	26,041,000
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	12,575,830
University of Oregon General Revenue, Series A, 5.00%, 4/01/46	17,000,000	19,673,930
		99,324,419

|21

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania 3.6%
Allegheny County Sanitary Authority Sewer Revenue, BAM Insured, 5.25%, 12/01/44	$5,000,000	$5,758,850
Bucks County Water and Sewer Authority Water System Revenue,
AGMC Insured, 5.00%, 12/01/33	5,500,000	6,195,255
AGMC Insured, 5.00%, 12/01/37	10,520,000	11,789,343
AGMC Insured, 5.00%, 12/01/41	5,110,000	5,701,891
Centennial School District Bucks County GO, Series B, AGMC Insured, Pre-Refunded, 5.25%,
12/15/37	13,655,000	14,461,737
Coatesville Area School District GO, AGMC Insured, Pre-Refunded, 5.00%, 8/01/24	6,420,000	6,420,000
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/33	4,550,000	5,166,889
Series B, 5.00%, 6/01/42	5,400,000	5,930,226
Delaware County Regional Water Quality Control Authority Revenue,
Sewer, 5.00%, 11/01/41	5,000,000	5,749,600
Sewer, 5.00%, 11/01/46	10,315,000	11,799,122
Delaware River Port Authority Revenue, Series D, AGMC Insured, 5.00%, 1/01/40	15,000,000	16,283,100
Erie Water Authority Water Revenue, Refunding, 5.00%, 12/01/43	5,000,000	5,664,600
Lackawanna County GO,
Refunding, Series B, AGMC Insured, 5.00%, 9/01/35	2,850,000	3,124,512
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/01/35	4,650,000	5,197,305
Montour School District GO,
Series A, AGMC Insured, 5.00%, 4/01/40	3,170,000	3,611,042
Series A, AGMC Insured, 5.00%, 4/01/41	2,000,000	2,273,620
Series A, AGMC Insured, 5.00%, 4/01/42	2,000,000	2,270,520
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project, Series
A, Pre-Refunded, 5.375%, 8/15/28	5,000,000	5,226,400
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	500,000	526,775
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua
Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	20,000,000	22,051,000
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania-
American Water Co. Project, 6.20%, 4/01/39	12,500,000	13,481,500
Pennsylvania State GO, Refunding, First Series, AGMC Insured, 5.00%, 8/15/26	20,805,000	25,226,479
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series C, Subseries C-1, Assured Guaranty, Pre-Refunded, 6.00%, 6/01/28	5,000,000	5,209,750
Series C, Subseries C-1, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/38	25,000,000	26,100,250
Subordinate, Convertible Capital Appreciation, Series C, AGMC Insured, 6.25%, 6/01/33	5,000,000	6,345,150
Subordinate, Motor License Fund-Enhanced, Series A, 5.00%, 12/01/37	3,000,000	3,346,170
Subordinate, Motor License Fund-Enhanced, Series A, Subseries A-1, 5.00%, 12/01/38	20,000,000	21,461,600
Subordinate, Series B, Pre-Refunded, 5.75%, 6/01/39	20,000,000	21,723,600
Subordinated, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	8,690,000	9,321,155
Subseries A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	1,310,000	1,405,145
Philadelphia GO,
Refunding, Series A, AGMC Insured, 5.00%, 8/01/24	9,805,000	10,484,879
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/24	1,195,000	1,289,154
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,
Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured, 5.30%, 1/01/18 .	95,000	90,250
Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured, 5.35%, 1/01/23 .	915,000	869,250
Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured, 5.375%,
1/01/28	975,000	926,250
Philadelphia Municipal Authority Lease Revenue, Pre-Refunded, 6.375%, 4/01/29.	4,500,000	4,900,545
Philadelphia School District GO,
Refunding, Series F, 5.00%, 9/01/33	6,415,000	7,141,819
Refunding, Series F, 5.00%, 9/01/36	4,090,000	4,516,587
Series E, Pre-Refunded, 6.00%, 9/01/38	25,000,000	26,358,552

|22

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Water and Wastewater Revenue,
Series A, 5.00%, 7/01/45	$15,000,000	$16,809,900
Series A, Pre-Refunded, 5.25%, 1/01/25	1,000,000	1,060,270
Series A, Pre-Refunded, 5.00%, 1/01/26	5,000,000	5,283,850
Series A, Pre-Refunded, 5.00%, 1/01/27	1,750,000	1,849,347
Series A, Pre-Refunded, 5.25%, 1/01/32	5,000,000	5,301,350
Series C, AGMC Insured, 5.00%, 8/01/40	7,000,000	7,618,100
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise
Tower Revenue, Refunding, AGMC Insured, 5.00%, 2/01/35	18,000,000	19,638,720
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B,
Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	15,000,000	16,767,900
State Public School Building Authority Revenue, Commonwealth of Pennsylvania, School Lease, The
School District of Philadelphia Project, Refunding, Series A, AGMC Insured, 5.00%, 6/01/32	10,000,000	11,380,700
Westmoreland County Municipal Authority Revenue,
Municipal Service, Refunding, BAM Insured, 5.00%, 8/15/38	1,200,000	1,372,032
Municipal Service, Refunding, BAM Insured, 5.00%, 8/15/42	17,205,000	19,526,815
		442,008,856
Rhode Island 0.8%
Rhode Island Convention Center Authority Revenue, Refunding, Series A, Assured Guaranty, 5.50%,
5/15/27	17,300,000	18,560,478
Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligation
Group, Refunding, 5.00%, 5/15/39	5,500,000	5,945,995
Rhode Island Housing and Mortgage Finance Corp. Revenue,
Homeownership Opportunity, Refunding, Series 15-A, 6.85%, 10/01/24	155,000	155,770
Homeownership Opportunity, Series 10-A, 6.50%, 10/01/22	220,000	221,045
Homeownership Opportunity, Series 10-A, 6.50%, 4/01/27	130,000	130,593
Rhode Island State EDC Special Facility Revenue, Rhode Island Airport Corp. Project, first lien, CIFG
Insured, 5.00%, 7/01/31	5,720,000	5,735,844
Rhode Island State Health and Educational Building Corp. Higher Education Facilities Revenue, Brown
University Issue, Refunding, Series A, 5.00%, 9/01/39	9,000,000	9,647,640
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue,
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, 5.00%, 9/15/30	7,535,000	8,293,774
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, 5.00%, 9/15/35	4,500,000	4,931,595
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, 5.00%, 9/15/40	10,270,000	11,219,051
New England Institute of Technology Issue, Series A, Pre-Refunded, 5.125%, 3/01/40	16,435,000	18,133,722
Rhode Island State Health and Educational Building Corp. Revenue,
Hospital Financing, Lifespan Obligated Group Issue, Series A, Pre-Refunded, 7.00%, 5/15/39	8,200,000	9,079,696
Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%,
5/15/37	10,000,000	11,470,000
		103,525,203
South Carolina 1.2%
Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School District No.
50, South Carolina Project, Assured Guaranty, Pre-Refunded, 4.50%, 12/01/32	7,030,000	7,113,727
Piedmont Municipal Power Agency Electric Revenue,
Refunding, NATL Insured, 6.25%, 1/01/21	200,000	232,488
Refunding, Series A-2, 5.00%, 1/01/24.	7,240,000	7,347,876
Series A-2, Pre-Refunded, 5.00%, 1/01/24	2,760,000	2,806,203

|23

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
South Carolina (continued)
Rock Hill Utility System Revenue,
Combined Utility System, Refunding, 5.00%, 1/01/41	$7,690,000	$8,655,172
Combined Utility System, Refunding, 5.00%, 1/01/47	5,000,000	5,623,650
South Carolina Jobs EDA Hospital Revenue,
AnMed Health Project, Improvement, Series B, Assured Guaranty, Pre-Refunded, 5.375%,
2/01/29	4,000,000	4,252,760
Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	40,000,000	40,726,000
Palmetto Health, Refunding and Improvement, 5.75%, 8/01/39	3,000,000	3,160,950
South Carolina State Public Service Authority Revenue,
Refunding and Improvement, Series A, 5.00%, 12/01/55	20,000,000	21,837,200
Refunding and Improvement, Series B, 5.00%, 12/01/50	15,000,000	16,388,700
Series A, Pre-Refunded, 5.50%, 1/01/38	7,500,000	7,978,200
Series B, Pre-Refunded, 5.25%, 1/01/34	6,000,000	6,366,000
Spartanburg Water System Revenue, Assured Guaranty, 5.00%, 6/01/39	6,000,000	6,384,960
Woodruff Roebuck Water District Revenue, South Carolina Water System Improvement, AGMC
Insured, Pre-Refunded, 5.00%, 6/01/40	3,000,000	3,326,610
		142,200,496
South Dakota 0.3%
Huron School District No. 2-2 GO, 5.00%, 6/15/39	4,000,000	4,590,160
South Dakota State Building Authority Revenue, Refunding, Series A, 5.00%, 6/01/42	5,450,000	6,391,869
South Dakota State Health and Educational Facilities Authority Revenue,
Avera Health Issue, Series B, 5.50%, 7/01/35	3,000,000	3,104,250
Avera Health Issue, Series B, 5.25%, 7/01/38	5,000,000	5,145,000
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/38.	3,475,000	3,926,229
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46.	6,005,000	6,823,541
Vocational Education Program, Series A, 5.125%, 8/01/46	7,000,000	7,907,620
		37,888,669
Tennessee 0.3%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, ETM, 5.25%,
7/01/28	8,500,000	8,518,615
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, Pre-Refunded,
5.125%, 7/01/25	115,000	115,255
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health,
Refunding, Series A, 5.00%, 1/01/42	30,000,000	33,683,100
		42,316,970
Texas 11.8%
Alamo Regional Mobility Authority Revenue,
junior lien, 5.00%, 6/15/39	6,235,000	7,164,077
senior lien, 5.00%, 6/15/46	11,115,000	12,678,769
Aldine ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/45	15,000,000	17,552,550
Allen ISD, GO, Collin County, School Building, Series A, Pre-Refunded, 5.00%, 2/15/39	11,575,000	12,286,862
Arlington ISD, GO, School Building, PSF Guarantee, 5.00%, 2/15/42	5,500,000	6,390,065
Austin Community College District Public Facility Corp. Revenue,
Educational Facility Project, Round Rock Campus, Pre-Refunded, 5.25%, 8/01/33	8,675,000	9,046,897
Hays New Campus Project, 5.00%, 8/01/36	5,700,000	6,535,221
Austin Electric Utility System Revenue, Refunding, Series A, 5.00%, 11/15/45.	10,000,000	11,480,500
Austin Water and Wastewater System Revenue, Travis Williamson and Hays Counties, Refunding,
Series A, 5.00%, 11/15/38	20,000,000	22,710,600

|24

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Bexar County Hospital District GO,
Certificates of Obligation, Combination Tax and Revenue, 5.00%, 2/15/38	$1,910,000	$1,946,806
Certificates of Obligation, Combination Tax and Revenue, Pre-Refunded, 5.00%, 2/15/38	8,090,000	8,267,333
Central Texas Regional Mobility Authority Revenue,
senior lien, Pre-Refunded, 6.00%, 1/01/41	14,000,000	16,280,040
senior lien, Refunding, 5.00%, 1/01/40	12,505,000	14,192,550
senior lien, Refunding, 5.00%, 1/01/46	11,245,000	12,682,786
senior lien, Series A, 5.00%, 1/01/45	5,000,000	5,624,500
Clifton Higher Education Finance Corp. Education Revenue, Idea Public Schools, Series A, PSF
Guarantee, 5.00%, 8/15/46	5,000,000	5,709,600
Comal ISD GO, School Building, PSF Guarantee, 5.00%, 2/01/42	15,000,000	17,356,650
Corpus Christi Utility System Revenue,
Improvement, junior lien, 5.00%, 7/15/38	6,000,000	6,743,220
Improvement, junior lien, 5.00%, 7/15/43	7,000,000	7,818,230
Improvement, junior lien, Series A, 5.00%, 7/15/40	13,200,000	14,984,772
Crowley ISD, GO, Tarrant and Johnson Counties, Unlimited Tax School Building, PSF Guarantee,
Pre-Refunded, 5.00%, 8/01/36	13,900,000	14,468,649
Dallas Area Rapid Transit Sales Tax Revenue,
Refunding, Series A, 5.00%, 12/01/46	10,000,000	11,575,400
Refunding, Series A, 5.00%, 12/01/48	12,200,000	13,995,474
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34	18,975,000	20,355,052
Dallas Waterworks and Sewer System Revenue,
Pre-Refunded, 5.00%, 10/01/35	4,515,000	5,044,068
Refunding, 5.00%, 10/01/35	5,485,000	6,084,401
Dallas/Fort Worth International Airport Revenue,
Joint, Refunding, Series D, 5.25%, 11/01/32	10,000,000	11,821,300
Joint Improvement, Series A, 5.00%, 11/01/42	25,000,000	27,626,250
Ector County ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/36	10,355,000	11,815,055
Forney ISD,
GO, Refunding, PSF Guarantee, 5.00%, 8/15/37	15,000,000	17,312,550
GO, School Building, Series A, PSF Guarantee, Pre-Refunded, 6.00%, 8/15/37	2,000,000	2,104,460
Frisco ISD,
GO, Collin and Denton Counties, School Building, Refunding, Series B, PSF Guarantee, 5.00%,
8/15/41	10,000,000	11,684,200
GO, Collin and Denton Counties, School Building, Refunding, Series B, PSF Guarantee, 5.00%,
8/15/46	20,000,000	23,213,000
Goose Creek Consolidated ISD, GO, Schoolhouse, PSF Guarantee, 5.00%, 2/15/38	6,045,000	6,878,303
Grand Parkway Transportation Corp. System Toll Revenue, Capital Appreciation, Series B, zero cpn. to
9/30/23, 5.80% thereafter, 10/01/45	10,000,000	9,099,000
Harris County Cultural Education Facilities Finance Corp. Revenue,
Houston Methodist Hospital, 5.00%, 12/01/45	30,000,000	33,143,100
Memorial Hermann Health System, 5.00%, 7/01/45	15,000,000	16,782,300
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare
System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	14,621,175
Harris County MTA Revenue, Sales and Use Tax, Contractual Obligations, Series B, Pre-Refunded,
5.00%, 11/01/33.	10,000,000	10,871,400
Hays County GO, Road, 5.00%, 2/15/36	6,960,000	7,557,864
Hidalgo County Regional Mobility Authority Vehicle Registration Revenue,
senior lien, Refunding, 5.25%, 12/01/38	5,000,000	5,905,800
senior lien, Refunding, 5.00%, 12/01/43	5,000,000	5,727,200
Houston Airport System Revenue,
Refunding, second lien, Series A, 5.50%, 7/01/34	5,000,000	5,194,650
Refunding, second lien, Series A, 5.50%, 7/01/39	30,850,000	32,036,491

|25

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/36	$10,000,000	$11,401,900
Hutto ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 8/01/39	10,000,000	11,419,900
Keller ISD, GO, School Building, Pre-Refunded, 5.50%, 2/15/35	10,000,000	10,683,000
Laredo Waterworks Sewer System Revenue,
AGMC Insured, 5.00%, 3/01/41	2,500,000	2,718,850
Pre-Refunded, 5.25%, 3/01/40	16,535,000	18,251,829
Refunding, 4.00%, 3/01/41	5,210,000	5,417,150
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, 5.50%, 5/15/36	15,310,000	16,380,475
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/36	10,000,000	11,326,500
Lubbock-Cooper ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/41	12,500,000	14,356,000
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas,
Pre-Refunded, 6.25%, 2/15/37	5,000,000	5,402,400
Matagorda County Hospital District Revenue, FHA Insured, Pre-Refunded, 5.00%, 2/15/35	10,000,000	10,419,700
Midlothian ISD, GO, School Building, Series A, PSF Guarantee, 5.00%, 2/15/47	11,865,000	13,702,651
New Hope Cultural Education Facilities Finance Corp. Revenue, Texas A&M University Project, Series
A-1, 5.00%, 4/01/46	6,000,000	6,830,580
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
Collegiate Housing Corpus Christi II, Texas A&M University Corpus Christi Project, Series A,
5.00%, 4/01/48	1,250,000	1,336,550
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	10,000,000	10,665,100
North East Regional Mobility Authority Revenue, senior lien, 5.00%, 1/01/41.	16,750,000	18,631,025
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	40,000,000	43,435,200
North Harris County Regional Water Authority Revenue,
senior lien, 5.00%, 12/15/46	18,685,000	21,420,297
senior lien, Pre-Refunded, 5.25%, 12/15/33	27,000,000	28,576,260
senior lien, Pre-Refunded, 5.50%, 12/15/38	25,000,000	26,544,000
senior lien, Refunding, 4.00%, 12/15/41	20,000,000	20,922,400
North Texas Tollway Authority Revenue,
first tier, Series A, 6.25%, 1/01/39	2,270,000	2,421,613
first tier, Series A, Pre-Refunded, 6.25%, 1/01/39	10,230,000	10,967,072
Refunding, Series A, 5.00%, 1/01/39	10,000,000	11,476,800
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	31,842,750
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	2,937,750
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/43	7,500,000	1,836,450
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter,
9/01/45	25,000,000	28,861,000
System, first tier, Refunding, Series A, 5.75%, 1/01/40	4,825,000	4,914,890
System, first tier, Series A, Pre-Refunded, 5.75%, 1/01/40	30,175,000	30,775,198
System, first tier, Series K, Subseries K-2, Assured Guaranty, Pre-Refunded, 6.00%, 1/01/38	15,000,000	16,039,350
System, second tier, Refunding, Series A, 5.00%, 1/01/35	10,000,000	11,427,000
System, second tier, Refunding, Series A, 5.00%, 1/01/38	10,000,000	11,398,300
System, second tier, Series F, Pre-Refunded, 5.75%, 1/01/38	30,000,000	30,600,300
Palestine ISD, GO, Anderson County, School Building, Assured Guaranty, Pre-Refunded, 5.50%,
2/15/39	12,530,000	13,395,698
Port Neches-Groves ISD, GO, Jefferson County, Unlimited Tax School Building, Assured Guaranty,
Pre-Refunded, 5.00%, 2/15/34	11,375,000	11,624,340
Port of Houston Authority Harris County GO, Refunding, Series A, 5.625%, 10/01/38	14,000,000	14,708,540
Prosper ISD, GO, School Building, PSF Guarantee, 5.00%, 2/15/47	9,725,000	11,353,548
Red River Education Financing Corp. Higher Education Revenue, St. Edwards University Project,
Refunding, 5.00%, 6/01/46	2,250,000	2,515,208
San Antonio Airport System Revenue, Improvement, Passenger Facility Charge, sub. lien, Refunding
and Improvement, AGMC Insured, 5.375%, 7/01/40	5,000,000	5,464,400

|26

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
San Antonio Electric and Gas Systems Revenue, junior lien, 5.00%, 2/01/38.	$10,000,000	$11,308,900
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention Center
Refinancing and Expansion Project, 4.00%, 9/15/42	36,500,000	37,467,615
San Antonio Water System Revenue, junior lien, Refunding, Series C, 5.00%, 5/15/46	13,000,000	15,149,810
San Jacinto River Authority Special Project Revenue,
Group Project, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,349,650
Group Project, AGMC Insured, 5.00%, 10/01/37	3,000,000	3,200,550
San Marcos Electric Utility System Revenue, Hays Caldwell and Guadalupe Counties, BAM Insured,
5.00%, 11/01/33.	6,300,000	7,172,361
Schertz-Cibolo-Universal City ISD, GO, School Building, PSF Guarantee, 5.00%, 2/01/42	10,000,000	11,530,400
Southwest Higher Education Authority Revenue, Southern Methodist University Project, Series A,
5.00%, 10/01/38.	24,380,000	28,125,256
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue,
Cook Children’s Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000	11,355,400
Hendrick Medical Center Obligation Group, Refunding, 5.50%, 9/01/43	5,350,000	6,005,750
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources System,
Series A, 5.00%, 11/15/52	5,000,000	5,528,400
Tarrant County Health Facilities Development Corp. Health System Revenue,
Harris Methodist Health System, FGIC Insured, ETM, 6.00%, 9/01/24	3,385,000	3,918,611
Harris Methodist Health System, NATL Insured, ETM, 6.00%, 9/01/24	2,790,000	3,235,507
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	10,000,000	11,452,100
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%, 10/01/20	500,000	586,615
Texas State GO,
Transportation Commission, Highway Improvement, 5.00%, 4/01/39	40,000,000	46,152,800
Transportation Commission, Mobility Fund, Refunding, Series A, 5.00%, 10/01/39	30,000,000	34,931,400
Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000	7,508,270
Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%, 9/01/40	15,250,000	16,618,382
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, AGMC Insured, 5.00%, 8/15/41	16,000,000	18,074,560
first tier, Refunding, Series A, BAM Insured, 5.00%, 8/15/41	9,665,000	10,918,164
first tier, Refunding, Series B, 5.00%, 8/15/37	10,000,000	11,409,300
second tier, Refunding, Series C, 5.00%, 8/15/37	15,000,000	16,788,450
second tier, Refunding, Series C, 5.00%, 8/15/42	10,000,000	11,125,500
Ysleta ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/45	15,000,000	17,370,900
		1,459,055,795
Utah 1.1%
Jordan Valley Water Conservancy District Water Revenue, Series B, 5.00%, 10/01/41	15,000,000	16,749,450
Salt Lake City Airport Revenue, Series A, 5.00%, 7/01/42	15,000,000	17,263,500
St. George Electric Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 6/01/33	5,000,000	5,168,600
AGMC Insured, Pre-Refunded, 5.00%, 6/01/38	5,000,000	5,168,600
State Board of Regents University of Utah Revenue, General, Refunding, Series A, 5.00%, 8/01/43	21,975,000	25,200,051
Uintah County Municipal Building Authority Lease Revenue, Pre-Refunded, 5.50%, 6/01/37	5,000,000	5,184,950
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Pre-Refunded,
5.25%, 12/01/27.	9,735,000	10,679,782
Utah State Municipal Power Agency Supply System Revenue, Series B, 5.00%, 7/01/38	12,105,000	13,832,867
Utah State Transit Authority Sales Tax Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%,
6/15/36	33,000,000	34,164,900
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	8,178,738
		141,591,438

|27

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Vermont 0.4%
Vermont Educational and Health Buildings Financing Agency Revenue,
Hospital, Fletcher Allen Health Care Project, Series B, AGMC Insured, Pre-Refunded, 5.00%,
12/01/34	$5,500,000	$5,685,460
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	10,783,300
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	29,417,815
The University of Vermont Medical Center Project, Refunding, Series A, 5.00%, 12/01/36	5,000,000	5,650,200
		51,536,775
Virginia 0.3%
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty,
5.00%, 11/01/42.	8,000,000	8,575,280
Fairfax County EDA Facility Revenue, Community Services Facilities Project, Series A, Pre-Refunded,
4.50%, 3/01/37.	11,130,000	12,437,330
Virginia State Resources Authority Infrastructure Revenue,
Virginia Pooled Financing Program, Refunding, Series A, 5.00%, 11/01/39	8,045,000	9,310,157
Virginia Pooled Financing Program, Series A, Pre-Refunded, 5.00%, 11/01/39	4,310,000	5,125,495
		35,448,262
Washington 2.4%
Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue, Series A,
Pre-Refunded, 5.00%, 11/01/34	11,405,000	11,521,559
FYI Properties Lease Revenue,
Washington State District Project, 5.50%, 6/01/34	11,935,000	12,855,308
Washington State District Project, 5.50%, 6/01/39	16,250,000	17,475,413
King County GO, Sewer Revenues, Pre-Refunded, 5.125%, 1/01/33	10,000,000	10,592,500
King County Public Hospital District No. 1 GO, Series B, Pre-Refunded, 5.25%, 12/01/37	5,000,000	5,178,900
King County Sewer Revenue, Pre-Refunded, 5.00%, 1/01/32	7,085,000	7,876,607
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%, 12/01/36	5,000	5,015
Washington State GO,
Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%, 6/01/33	5,000,000	5,642,550
Various Purpose, Series A, Pre-Refunded, 5.00%, 7/01/33	44,300,000	45,943,973
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 6.75%, 7/01/29	5,000,000	5,528,700
Fred Hutchinson Cancer Research Center, Refunding, Series A, 5.00%, 1/01/47.	10,000,000	11,041,600
Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33	7,500,000	8,209,500
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/41	9,170,000	9,438,406
MultiCare Health System, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/15/34	17,550,000	18,286,574
MultiCare Health System, Series B, Assured Guaranty, Pre-Refunded, 6.00%, 8/15/39	3,000,000	3,297,960
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	10,175,000	11,248,564
Providence Health and Services, Refunding, Series C, AGMC Insured, 5.25%, 10/01/33	10,000,000	10,416,500
Providence Health and Services, Refunding, Series D, 5.00%, 10/01/41.	10,000,000	11,069,200
Providence Health and Services, Refunding, Series D, AGMC Insured, 5.25%, 10/01/33	18,000,000	18,771,840
Seattle Children’s Hospital, Refunding, Series B, 5.00%, 10/01/38	15,000,000	17,094,150
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	30,039,900
Virginia Mason Medical Center, Series B, NATL Insured, 5.00%, 2/15/27	4,280,000	4,284,836
Virginia Mason Medical Center, Series C, Assured Guaranty, 5.50%, 8/15/36	16,000,000	16,020,480
Washington State Higher Education Facilities Authority Revenue,
Whitworth University Project, Pre-Refunded, 5.375%, 10/01/29	3,000,000	3,275,820
Whitworth University Project, Pre-Refunded, 5.875%, 10/01/34	6,000,000	6,615,540
		301,731,395

|28

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
West Virginia 0.8%
Berkeley County Public Service Sewer District Sewer Revenue, Refunding, Series B, BAM Insured,
5.00%, 6/01/36.	$1,000,000	$1,143,220
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co.
LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	9,000,000	9,029,790
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	14,000,000	13,759,340
West Virginia EDA Lottery Revenue, Series A, 5.00%, 6/15/35	9,415,000	10,261,126
West Virginia Hospital Finance Authority Revenue,
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%,
6/01/42	7,000,000	7,854,070
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%,
6/01/47	5,000,000	5,583,650
West Virginia State GO, Series A, NATL Insured, Pre-Refunded, 5.20%, 11/01/26	10,000,000	10,724,600
West Virginia State University Revenues, West Virginia University Projects, Series A, 5.00%, 10/01/44 .	21,800,000	24,470,500
West Virginia State Water Development Authority Infrastructure Revenue,
West Virginia Infrastructure and Jobs Development Council Program, Refunding, Series A, 5.00%,
10/01/36	5,000,000	5,730,900
West Virginia Infrastructure and Jobs Development Council Program, Refunding, Series A, 5.00%,
10/01/45	5,435,000	6,128,017
		94,685,213
Wisconsin 0.8%
Monroe RDAR, Monroe Clinic Inc., Pre-Refunded, 6.00%, 2/15/39.	11,790,000	12,694,175
Superior Limited Obligation Revenue, Midwest Energy Resources Company Project, Refunding, Series
E, NATL Insured, 6.90%, 8/01/21	3,000,000	3,605,130
Wisconsin State General Fund Annual Appropriation Revenue,
Series A, Pre-Refunded, 6.00%, 5/01/33	22,780,000	24,756,849
Series A, Pre-Refunded, 6.00%, 5/01/33	2,510,000	2,725,534
Series A, Pre-Refunded, 6.00%, 5/01/36	20,000,000	21,735,600
Wisconsin State Health and Educational Facilities Authority Revenue,
Marquette University, Refunding, Series B-1, 5.00%, 10/01/30	3,880,000	4,186,986
Marquette University, Refunding, Series B-2, 5.00%, 10/01/30	2,540,000	2,740,965
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/30	2,985,000	3,260,933
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/33	1,500,000	1,640,520
Marquette University, Series B-2, Pre-Refunded, 5.00%, 10/01/30	930,000	1,015,969
Marquette University, Series B-3, 5.00%, 10/01/30.	1,570,000	1,694,218
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/30	580,000	633,615
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/33	1,750,000	1,913,940
Ministry Health Care Inc., AGMC Insured, Pre-Refunded, 5.00%, 8/01/31	1,500,000	1,544,550
Ministry Health Care Inc., AGMC Insured, Pre-Refunded, 5.00%, 8/01/34	8,000,000	8,237,600
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,317,500
		97,704,084
Wyoming 0.1%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series A, 5.75%, 7/15/39.	5,500,000	5,900,125
Wyoming Municipal Power Agency Power Supply System Revenue, Series A, BAM Insured, 5.00%,
1/01/42	7,000,000	7,998,410
		13,898,535

|29

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories 0.6%
Puerto Rico 0.6%
[b] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	$18,925,000	$11,615,219
Series XX, 5.25%, 7/01/40	15,000,000	9,206,250
[b] Puerto Rico PBA Guaranteed Revenue,
Government Facilities, Refunding, Series D, 5.25%, 7/01/27	3,265,000	1,673,313
Government Facilities, Refunding, Series N, 5.00%, 7/01/37	20,000,000	10,300,000
[b] Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, First Subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	8,486,250
Convertible Capital Appreciation, First Subordinate, Series A, 6.75%, 8/01/32	25,000,000	6,812,500
First Subordinate, Series A, 6.00%, 8/01/42	22,500,000	6,131,250
Senior, Refunding, Series C, 5.00%, 8/01/40	27,825,000	17,321,062
Senior, Series C, 5.25%, 8/01/40	7,150,000	4,450,875
		75,996,719
Total Municipal Bonds before Short Term Investments
(Cost $11,236,162,382)		11,998,352,504

Short Term Investments 2.2%
Municipal Bonds 2.2%
Arizona 0.1%
[c] Phoenix IDA Healthcare Facilities Revenue,
Mayo Clinic, Series A, SPA Bank of America, Daily VRDN and Put, 0.65%, 11/15/52.	5,000,000	5,000,000
Mayo Clinic, Series B, SPA Wells Fargo Bank, Daily VRDN and Put, 0.65%, 11/15/52	3,800,000	3,800,000
		8,800,000
California 0.0%†
[c] California State GO, Series A-3, LOC Bank of Montreal, Daily VRDN and Put, 0.47%, 5/01/33	100,000	100,000
[c] Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series B,
Subseries B-6, SPA Bank of Montreal, Daily VRDN and Put, 0.66%, 7/01/34.	1,000,000	1,000,000
		1,100,000
Colorado 0.2%
Colorado State General Fund Revenue, TRAN, Series A, 5.00%, 6/27/18	25,000,000	25,929,750
Florida 0.5%
[c] Broward County Educational Facilities Authority Revenue, Nova Southeastern University, Series A,
LOC Bank of America, Daily VRDN and Put, 0.73%, 4/01/38	28,775,000	28,775,000
[c] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 0.79%,
9/01/28	31,100,000	31,100,000
		59,875,000
Indiana 0.1%
[c] St. Joseph County Hospital Authority Revenue, Memorial Health, Refunding, Series A, LOC JPMorgan
Chase Bank, Daily VRDN and Put, 0.72%, 8/15/33.	14,250,000	14,250,000
Kentucky 0.0%†
[c] Louisville & Jefferson County Metro Government Health System Revenue, Norton Healthcare, Series
B, LOC PNC Bank, Daily VRDN and Put, 0.72%, 10/01/39	2,700,000	2,700,000
Maryland 0.2%
[c] Maryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland
Medical System Issue, Refunding, Series D, LOC Toronto Dominion Bank, Daily VRDN and Put,
0.74%, 7/01/41.	18,370,000	18,370,000
Massachusetts 0.1%
[c] Massachusetts State GO, Consolidated Loan, Refunding, Series A, SPA Barclays Bank, Daily VRDN
and Put, 0.62%, 3/01/26	6,700,000	6,700,000

|30

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Short Term Investments (continued)
Municipal Bonds (continued)
Michigan 0.1%
[c] University of Michigan Revenue, General, Series A, SPA Wells Fargo Bank, Daily VRDN and Put,
0.50%, 4/01/38.	$12,910,000	$12,910,000
New York 0.7%
[c] New York City GO, Fiscal 2008, Series J, Subseries J-5, Refunding, SPA Bank of America, Daily VRDN
and Put, 0.72%, 8/01/28	4,000,000	4,000,000
[c] New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2007, Series CC, Sub-Series CC-2, SPA Bank of Montreal,
Daily VRDN and Put, 0.73%, 6/15/38	7,600,000	7,600,000
Second General Resolution, Fiscal 2014, Refunding, Series AA, Sub Series AA-1, SPA JPMorgan
Chase Bank, Daily VRDN and Put, 0.76%, 6/15/50	4,500,000	4,500,000
Second General Resolution, Fiscal 2014, Refunding, Series AA, Subseries AA-4,SPA Bank of
Montreal, Daily VRDN and Put, 0.77%, 6/15/49	350,000	350,000
Second Generation Resolution, Fiscal 2014, Refunding, Series AA-3, SPA Toronto Dominion Bank,
Daily VRDN and Put, 0.74%, 6/15/49	37,900,000	37,900,000
[c] New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2013,
Series C, Subseries C-4, SPA JPMorgan Chase Bank, Daily VRDN and Put, 0.76%, 11/01/36	9,500,000	9,500,000
[c] Triborough Bridge and Tunnel Authority Revenues, MTA Bridges and Tunnels, General, Refunding,
Subseries B-2, LOC Wells Fargo Bank, Daily VRDN and Put, 0.72%, 1/01/32	20,800,000	20,800,000
		84,650,000
Pennsylvania 0.0%†
[c] Emmaus General Authority Revenue, SPA Wells Fargo Bank, Weekly VRDN and Put, 0.87%, 12/01/28 .	1,700,000	1,700,000
[c] Geisinger Authority Revenue, Geisinger Health System, Series A, SPA Wells Fargo Bank, Daily VRDN
and Put, 0.66%, 10/01/43	3,950,000	3,950,000
		5,650,000
Tennessee 0.2%
[c] Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur
Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN
and Put, 0.73%, 6/01/42	25,280,000	25,280,000
Total Short Term Investments (Cost $266,205,834)		266,214,750
Total Investments (Cost $11,502,368,216) 99.1%		12,264,567,254
Other Assets, less Liabilities 0.9%		112,759,747
Net Assets 100.0%		$12,377,327,001

See Abbreviations on page 34.

†Rounds to less than 0.1% of net assets.
aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|31

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At July 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$11,525,520,437

Unrealized appreciation	$864,299,460
Unrealized depreciation	(125,252,643)
Net unrealized appreciation (depreciation)	$739,046,817

|32

FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

6. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Fund’s financial statements and related disclosures.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

|33

FRANKLIN FEDERAL TAX-FREE INCOME FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Selected Portfolio
ACA	American Capital Access Holdings Inc.	IDB	Industrial Development Bond/Board
AGMC	Assured Guaranty Municipal Corp.	IDC	Industrial Development Corp.
AMBAC	American Municipal Bond Assurance Corp.	ISD	Independent School District
BAM	Build America Mutual Assurance Co.	LOC	Letter of Credit
BHAC	Berkshire Hathaway Assurance Corp.	MFH	Multi-Family Housing
CDA	Community Development Authority/Agency	MFMR	Multi-Family Mortgage Revenue
CDD	Community Development District	MFR	Multi-Family Revenue
CIFG	CDC IXIS Financial Guaranty	MTA	Metropolitan Transit Authority
COP	Certificate of Participation	NATL	National Public Financial Guarantee Corp.
EDA	Economic Development Authority	PBA	Public Building Authority
EDC	Economic Development Corp.	PCC	Pollution Control Corp.
ETM	Escrow to Maturity	PCR	Pollution Control Revenue
FGIC	Financial Guaranty Insurance Co.	PSF	Permanent School Fund
FHA	Federal Housing Authority/Agency	RDA	Redevelopment Agency/Authority
FICO	Financing Corp.	RDAR	Redevelopment Agency Revenue
GARB	General Airport Revenue Bonds	SFHR	Single Family Housing Revenue
GNMA	Government National Mortgage Association	SPA	Standby Purchase Agreement
GO	General Obligation	TRAN	Tax and Revenue Anticipation Note
HFA	Housing Finance Authority/Agency	UHSD	Unified/Union High School District
HFAR	Housing Finance Authority Revenue	USD	Unified/Union School District
IDA	Industrial Development Authority/Agency	XLCA	XL Capital Assurance

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|34

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By _/s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date September 26, 2017

By _/s/Gaston Gardey_

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date September 26, 2017